UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the Global Macro Absolute Return Advantage Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Absolute Return Advantage Portfolio	$133	2.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$4,014,126,318
# of Portfolio Holdings (including derivatives)	1,123
Portfolio Turnover Rate	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Global Macro Absolute Return Advantage Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

GMARA Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 2.641%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$447	$ 44,442
Federal National Mortgage Association: Interest Only:(1) Series 2010-109, Class PS, 2.132%, (6.486% - 30-day SOFR Average), 10/25/40(2)	1,017	83,364
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(3)(4)	42,066	41,041,932
Total Collateralized Mortgage Obligations (identified cost $41,517,113)		$ 41,169,738

Common Stocks — 8.4%
Security	Shares	Value
Argentina — 0.3%
Banco BBVA Argentina SA ADR(5)	146,855	$ 2,967,939
Banco Macro SA ADR(5)	37,671	3,334,637
Grupo Financiero Galicia SA ADR(5)	68,050	4,110,220
Grupo Supervielle SA ADR(5)	130,389	1,955,835
		$ 12,368,631
Belgium — 0.0%†
Cenergy Holdings SA	115,885	$ 1,153,727
		$ 1,153,727
Brazil — 0.3%
Vale SA ADR	1,175,401	$ 10,942,983
		$ 10,942,983
Bulgaria — 0.3%
Eurohold Bulgaria AD(5)	10,954,272	$ 11,815,544
		$ 11,815,544
Cyprus — 1.1%
Bank of Cyprus Holdings PLC(6)	600,000	$ 3,899,041
Bank of Cyprus Holdings PLC(6)	6,083,424	39,391,533
		$ 43,290,574
Georgia — 0.6%
Georgia Capital PLC(5)	797,927	$ 17,287,564
Lion Finance Group PLC	49,879	4,000,939
TBC Bank Group PLC	68,986	4,362,986
		$ 25,651,489
Security	Shares	Value
Greece — 0.9%
Alpha Services and Holdings SA	1,678,546	$ 4,092,683
Athens International Airport SA	17,952	185,989
Eurobank Ergasias Services and Holdings SA, Class A	1,883,202	5,344,574
Hellenic Telecommunications Organization SA	123,839	2,350,093
Ideal Holdings SA	75,184	536,240
JUMBO SA	86,884	2,743,143
Metlen Energy & Metals SA	67,784	3,208,033
Motor Oil (Hellas) Corinth Refineries SA	40,809	988,807
National Bank of Greece SA	532,846	5,655,344
OPAP SA	116,414	2,586,627
Optima bank SA	100,118	1,818,899
Piraeus Financial Holdings SA	805,851	4,525,683
Public Power Corp. SA	158,110	2,370,039
		$ 36,406,154
Iceland — 1.0%
Arion Banki Hf.(3)	7,000,132	$ 8,405,566
Eik fasteignafelag Hf.	11,971,940	1,168,363
Eimskipafelag Islands Hf.	809,063	2,288,590
Festi Hf.	895,742	2,091,510
Hagar Hf.	6,527,976	5,449,286
Hampidjan Hf.	1,332,529	1,091,725
Heimar Hf.	9,470,888	2,642,109
Icelandair Group Hf.(5)	138,342,419	1,090,483
Islandsbanki Hf.	6,785,230	5,675,842
Kvika banki Hf.	24,176,345	2,520,349
Olgerdin Egill Skallagrims Hf.(5)	12,186,826	1,728,095
Reitir fasteignafelag Hf.	3,221,540	2,623,775
Siminn Hf.	9,361,518	1,008,264
Skagi Hf.	9,151,064	1,320,126
		$ 39,104,083
Luxembourg — 0.1%
Alvotech SA(5)	483,654	$ 3,743,336
Zabka Group SA(5)	161,547	922,018
		$ 4,665,354
Philippines — 0.5%
Ayala Corp.	146,320	$ 1,570,591
Ayala Land, Inc.	4,695,300	2,106,308
Bank of the Philippine Islands	1,202,030	3,013,880
BDO Unibank, Inc.	1,296,630	3,721,404
International Container Terminal Services, Inc.	490,870	3,002,250
SM Investments Corp.	286,090	4,453,410
SM Prime Holdings, Inc.	8,037,700	3,508,676
		$ 21,376,519
Poland — 1.0%
Alior Bank SA	34,247	$ 928,020
Allegro.eu SA(3)(5)	251,431	2,206,161
Asseco Poland SA	8,399	346,815
Bank Millennium SA(5)	72,274	279,584

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Poland (continued)
Bank Polska Kasa Opieki SA(5)	69,984	$ 3,507,712
Budimex SA	35,100	5,899,604
CCC SA(5)	17,526	1,013,403
Cyfrowy Polsat SA(5)	55,648	272,917
Dino Polska SA(3)(5)	18,507	2,594,448
Enea SA(5)	49,955	189,062
Grupa Azoty SA(5)	783	4,296
Grupa Kety SA	6,217	1,423,653
Jastrzebska Spolka Weglowa SA(5)	3,842	24,608
KGHM Polska Miedz SA	53,481	1,707,246
KRUK SA	7,202	764,009
LPP SA	575	2,353,333
mBank SA(5)	5,456	1,188,777
Orange Polska SA	306,743	788,159
ORLEN SA	235,527	4,253,228
PGE Polska Grupa Energetyczna SA(5)	344,598	752,641
Powszechna Kasa Oszczednosci Bank Polski SA	280,756	5,397,794
Powszechny Zaklad Ubezpieczen SA	222,412	3,469,805
Santander Bank Polska SA	15,069	2,317,736
Text SA	838	12,008
XTB SA(3)	1,042	22,639
		$ 41,717,658
Slovenia — 0.3%
Nova Ljubljanska Banka DD GDR(7)	366,000	$ 10,830,959
		$ 10,830,959
South Korea — 1.0%
CJ CheilJedang Corp.	4,157	$ 699,147
Coway Co. Ltd.	20,211	1,244,401
GS Holdings Corp.	26,011	707,269
Hana Financial Group, Inc.	43,853	1,988,738
Hyundai Mobis Co. Ltd.	25,934	4,868,035
Industrial Bank of Korea	120,713	1,302,784
Kakao Corp.	73,598	1,977,191
Kangwon Land, Inc.	61,870	706,254
KB Financial Group, Inc.	57,419	3,628,806
KT&G Corp.	33,737	2,723,057
LG Uplus Corp.	126,528	1,068,349
Meritz Financial Group, Inc.	28,734	2,510,221
NAVER Corp.	15,313	2,154,625
Samsung C&T Corp.	46,940	4,039,627
Samsung Fire & Marine Insurance Co. Ltd.	7,019	1,851,806
Samsung Life Insurance Co. Ltd.	30,452	1,848,973
Shinhan Financial Group Co. Ltd.	77,516	2,801,426
SK Telecom Co. Ltd.	59,240	2,263,369
Woori Financial Group, Inc.	112,458	1,400,389
		$ 39,784,467
Spain — 0.0%†
AmRest Holdings SE	16,720	$ 78,290
		$ 78,290
Security	Shares	Value
United Kingdom — 0.0%†
Pepco Group NV(7)	61,400	$ 290,555
		$ 290,555
United States — 0.1%
Titan Cement International SA	44,160	$ 2,050,030
		$ 2,050,030
Vietnam — 0.9%
Bank for Foreign Trade of Vietnam JSC(5)	992,567	$ 2,194,524
Coteccons Construction JSC	238,600	747,512
Duc Giang Chemicals JSC	274,400	964,102
FPT Corp.	1,190,376	5,034,680
FPT Digital Retail JSC(5)	323,600	2,103,392
Gemadept Corp.	924,200	1,884,916
Hoa Phat Group JSC(5)	2,253,463	2,211,717
Khang Dien House Trading & Investment JSC(5)	380,200	386,452
KIDO Group Corp.	53,077	115,946
Masan Group Corp.(5)	586,840	1,415,314
Military Commercial Joint Stock Bank	1,653,700	1,506,905
Mobile World Investment Corp.	1,146,200	2,697,098
Nam Long Investment Corp.	778,700	831,663
Phat Dat Real Estate Development Corp.(5)	720,300	430,294
Phu Nhuan Jewelry JSC	436,066	1,197,656
Refrigeration Electrical Engineering Corp.	988,287	2,619,690
SSI Securities Corp.	926,593	822,346
Vietnam Dairy Products JSC	448,196	994,239
Vietnam Joint Stock Commercial Bank for Industry & Trade(5)	865,600	1,243,534
Vietnam Prosperity JSC Bank	1,727,600	1,105,351
Vietnam Technological & Commercial Joint Stock Bank	3,295,200	3,514,022
Vingroup JSC(5)	513,852	1,349,914
		$ 35,371,267
Total Common Stocks (identified cost $262,569,284)		$ 336,898,284

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd., 1.00% PIK, 9/30/32(7)	USD	904	$ 100,621
Total Convertible Bonds (identified cost $812,009)			$ 100,621

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 6.2%
Security	Principal Amount (000's omitted)		Value
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	2,385	$ 155,323
Shimao Group Holdings Ltd., 5.60%, 7/15/26(7)(8)	USD	7,800	438,828
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(9)	USD	769	94,146
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(9)	USD	770	105,931
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(9)	USD	1,545	212,376
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(9)	USD	2,322	284,500
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(9)	USD	2,328	285,188
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(9)	USD	1,096	134,288
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(8)	USD	6,284	235,650
6.75%, 7/16/23(7)(8)	USD	4,471	175,621
			$ 2,121,851
Georgia — 0.3%
Bank of Georgia JSC, 9.50% to 7/16/29(7)(10)(11)	USD	13,954	$ 13,748,821
			$ 13,748,821
Hungary — 0.5%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(11)	EUR	12,633	$ 14,394,598
6.875% to 5/8/30, 11/8/35(7)(11)(12)	EUR	5,200	5,861,427
8.625% to 10/19/26, 10/19/27(7)(11)	EUR	427	515,219
			$ 20,771,244
Iceland — 0.0%
Wow Air Hf.:
0.00%(8)(10)(13)	EUR	121	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(8)(10)(13)	EUR	5,500	0
			$ 0
Kazakhstan — 1.8%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	10,204,000	$ 18,643,177
ForteBank JSC, 7.75%, 2/4/30(3)	USD	17,440	17,070,332
Kaspi.KZ JSC, 6.25%, 3/26/30(7)	USD	35,600	34,911,114
			$ 70,624,623
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(8)	USD	5,542	$ 41,568
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Alpha Holding SA de CV: (continued)
10.00%, 12/19/22(7)(8)	USD	2,697	$ 33,711
			$ 75,279
Paraguay — 0.3%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	86,780,460	$ 11,799,539
			$ 11,799,539
Saint Lucia — 0.0%†
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	71	$ 70,893
			$ 70,893
Supranational — 0.3%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	8,700	$ 8,569,778
17.35%, 3/1/27(7)	USD	2,580	2,500,701
			$ 11,070,479
Tunisia — 0.2%
Tunisian Republic, 3.28%, 8/9/27	JPY	1,300,000	$ 8,202,793
			$ 8,202,793
Uzbekistan — 1.6%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(7)	UZS	234,440,000	$ 18,717,498
Jscb Agrobank, 9.25%, 10/2/29(7)	USD	27,531	28,451,774
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(7)	UZS	229,890,000	17,793,123
21.00%, 7/24/27(7)	UZS	10,000,000	789,464
			$ 65,751,859
Venezuela — 1.1%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(8)	USD	46,256	$ 5,481,360
5.50%, 4/12/37(7)(8)	USD	16,311	1,932,889
6.00%, 10/28/22(7)(8)	USD	35,824	3,940,646
6.00%, 5/16/24(7)(8)	USD	46,327	5,489,720
6.00%, 11/15/26(7)(8)	USD	24,091	2,854,786
8.50%, 10/27/20(3)(8)	USD	252	236,410
8.50%, 10/27/20(7)(8)	USD	12,798	12,029,650
9.00%, 11/17/21(7)(8)	USD	28,804	3,744,507
9.75%, 5/17/35(7)(8)	USD	23,898	3,106,769
12.75%, 2/17/22(7)(8)	USD	32,199	4,427,294
			$ 43,244,031
Total Foreign Corporate Bonds (identified cost $282,256,119)			$ 247,481,412

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Insurance Linked Securities — 1.7%
Security	Shares	Value
Reinsurance Side Cars — 0.6%
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(3)(13)(14)(15)	777,008	$ 627,823
Series 2022A, 0.00%, 3/20/26(3)(13)(14)(15)	21,948	23,315
Series 2022B, 0.00%, 3/20/26(3)(13)(14)(15)	18,431	37,246
Series 2024A, 0.00%, 3/17/28(3)(13)(14)(15)	136,842	1,657,746
Series 2025A, 0.00%, 3/19/30(3)(13)(14)(15)	18,000,000	16,968,600
Mt. Logan Re Ltd., Series A-1(13)(15)(16)	8,600	7,772,760
		$ 27,087,490
Segregated Account/Funds — 1.1%
1863 Fund Ltd. - Core Nat Cat Fund(5)(13)(15)	26,617	$ 29,217,097
PartnerRe ILS Fund SAC Ltd.(5)(13)(15)(16)	13,000	14,037,400
		$ 43,254,497
Total Insurance Linked Securities (identified cost $67,837,531)		$ 70,341,987

Loan Participation Notes — 0.6%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.6%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(7)(13)(17)	UZS	158,089,765	$ 12,252,784
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(13)(17)	UZS	165,770,905	12,753,963
Total Loan Participation Notes (identified cost $27,691,671)			$ 25,006,747

Senior Floating-Rate Loans — 0.3%(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.3%
Provincia De Neuquen:
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$3,415	$ 3,448,781
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	3,102	3,133,399
Term Loan, 11.735%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	3,794	3,832,041
Total Senior Floating-Rate Loans (identified cost $10,483,185)		$ 10,414,221

Sovereign Government Bonds — 68.1%
Security	Principal Amount (000's omitted)		Value
Albania — 2.7%
Albania Government International Bonds, 4.75%, 2/14/35(7)	EUR	28,777	$ 31,140,177
Albanian Government Bonds:
3.70%, 1/10/28	ALL	92,900	1,095,246
3.90%, 1/22/30	ALL	315,900	3,747,128
4.05%, 2/7/32	ALL	732,800	8,654,882
4.30%, 7/10/27	ALL	805,900	9,521,031
4.70%, 2/23/27	ALL	197,200	2,330,633
4.95%, 7/22/29	ALL	2,338,600	28,821,132
5.25%, 1/26/29	ALL	1,230,400	15,251,792
5.25%, 1/23/35	ALL	345,600	4,300,595
5.59%, 2/19/40	ALL	237,700	2,841,060
6.13%, 7/25/34	ALL	83,800	1,065,588
			$ 108,769,264
Angola — 0.8%
Angola Government International Bonds:
8.75%, 4/14/32(7)	USD	1,903	$ 1,473,364
9.125%, 11/26/49(7)	USD	23,705	16,493,939
9.375%, 5/8/48(7)	USD	19,891	14,045,682
			$ 32,012,985
Argentina — 0.4%
Argentina Treasury Bonds BONCER:
0.00%, 3/31/27	ARS	3,341,744	$ 3,618,664
0.00%, 12/15/27	ARS	2,673,390	3,624,268
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.15%, 6/30/26	ARS	3,341,740	2,861,967
2.60%, 2/13/26	ARS	5,848,039	5,579,113
			$ 15,684,012
Armenia — 1.7%
Republic of Armenia International Bonds, 6.75%, 3/12/35(7)	USD	9,516	$ 9,046,346
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	592,250	1,530,046
9.25%, 4/29/28	AMD	4,274,790	10,946,554
9.60%, 10/29/33	AMD	14,323,700	36,643,900
9.75%, 10/29/50	AMD	1,586,875	4,069,076
9.75%, 10/29/52	AMD	1,720,950	4,399,732
12.50%, 10/29/37	AMD	640,100	1,967,670
			$ 68,603,324
Bahamas — 0.8%
Bahamas Government International Bonds:
6.625%, 5/15/33(7)	USD	6,899	$ 6,072,421
6.95%, 11/20/29(7)	USD	2,359	2,234,735

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Bahamas (continued)
Bahamas Government International Bonds: (continued)
8.95%, 10/15/32(7)	USD	22,739	$ 22,981,496
			$ 31,288,652
Barbados — 0.5%
Barbados Government International Bonds, 6.50%, 10/1/29(7)	USD	21,217	$ 20,187,509
			$ 20,187,509
Benin — 1.7%
Benin Government International Bonds:
4.875%, 1/19/32(7)(19)	EUR	6,007	$ 5,970,991
4.95%, 1/22/35(7)(19)	EUR	30,108	27,586,653
6.875%, 1/19/52(7)(19)	EUR	25,162	22,411,887
7.96%, 2/13/38(7)	USD	4,320	3,893,648
8.375%, 1/23/41(7)	USD	10,331	9,462,680
			$ 69,325,859
Cameroon — 2.5%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(7)(19)	EUR	55,750	$ 46,288,600
9.50%, 7/31/31(7)(19)	USD	62,593	55,427,432
			$ 101,716,032
Dominican Republic — 1.7%
Dominican Republic Bonds:
8.00%, 1/15/27(7)	DOP	128,350	$ 2,052,576
8.00%, 2/12/27(7)	DOP	621,240	9,884,109
10.75%, 6/1/36(3)	DOP	1,059,950	18,280,127
12.00%, 8/8/25(3)	DOP	535,040	9,086,218
12.75%, 9/23/29(3)	DOP	116,100	2,181,186
13.00%, 6/10/34(7)	DOP	402,900	8,128,400
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(7)	DOP	46,050	752,488
12.00%, 10/3/25(3)	DOP	379,500	6,429,197
13.00%, 12/5/25(3)	DOP	344,750	5,873,224
13.00%, 1/30/26(3)	DOP	342,670	5,861,600
			$ 68,529,125
Ecuador — 0.0%†
Ecuador Government International Bonds:
5.00%, 7/31/40(7)	USD	618	$ 277,111
5.00%, 7/31/40(7)	USD	961	430,789
			$ 707,900
Egypt — 7.0%
Egypt Government Bonds:
24.458%, 10/1/27	EGP	7,576,826	$ 152,521,539
25.318%, 8/13/27	EGP	980,209	19,988,506
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government International Bonds:
5.625%, 4/16/30(7)	EUR	5,929	$ 5,797,830
6.375%, 4/11/31(7)	EUR	6,282	6,153,605
7.30%, 9/30/33(7)	USD	8,151	6,607,037
7.903%, 2/21/48(7)	USD	28,090	19,429,361
8.15%, 11/20/59(7)	USD	13,110	9,177,819
8.50%, 1/31/47(7)	USD	21,447	15,663,066
8.625%, 2/4/30(7)	USD	13,075	12,503,819
8.70%, 3/1/49(7)	USD	16,252	12,190,666
8.75%, 9/30/51(7)	USD	11,613	8,604,130
8.875%, 5/29/50(7)	USD	7,552	5,698,917
9.45%, 2/4/33(7)	USD	6,345	5,837,987
			$ 280,174,282
Ethiopia — 1.6%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(8)	USD	75,098	$ 63,457,810
			$ 63,457,810
Ghana — 1.9%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	14,277	$ 803,417
13.00%, 8/28/28	GHS	14,277	729,427
Ghana Government International Bonds:
0.00%, 1/3/30(7)	USD	1,028	781,322
1.50%, 1/3/37(7)	USD	4,693	1,928,390
5.00% to 7/3/28, 7/3/29(7)(20)	USD	3,713	3,171,273
5.00% to 7/3/28, 7/3/35(7)(20)	USD	78,628	53,504,544
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	40,429	2,395,512
8.50% (5.00% cash and 3.50% PIK), 2/15/28	GHS	31,771	1,703,743
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	17,155	848,641
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	48,058	2,240,111
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	36,286	1,594,850
9.10% (5.00% cash and 4.10% PIK), 2/10/32	GHS	49,611	2,086,474
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	35,549	1,441,821
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	14,099	538,650
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	22,719	855,432
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	9,532	355,588
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	23,828	884,461
			$ 75,863,656
Greece — 0.1%
Hellenic Republic Government International Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	744,029	$ 2,191,470
			$ 2,191,470
Guatemala — 0.7%
Guatemala Government International Bonds:
6.55%, 2/6/37(7)	USD	16,308	$ 16,276,486

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Guatemala (continued)
Guatemala Government International Bonds: (continued)
6.60%, 6/13/36(7)	USD	11,199	$ 11,218,775
			$ 27,495,261
Honduras — 1.0%
Honduras Government International Bonds, 8.625%, 11/27/34(7)	USD	38,811	$ 38,529,620
			$ 38,529,620
Iceland — 1.5%
Republic of Iceland:
4.50%, 2/17/42	ISK	5,322,180	$ 32,547,653
6.50%, 1/24/31	ISK	1,273,622	9,681,904
7.00%, 9/17/35	ISK	2,076,207	16,406,230
			$ 58,635,787
Indonesia — 3.1%
Indonesia Treasury Bonds:
6.50%, 7/15/30	IDR	863,933,000	$ 51,878,396
6.50%, 7/15/30	IDR	454,855,000	27,313,631
6.75%, 7/15/35	IDR	784,953,000	46,938,771
			$ 126,130,798
Ivory Coast — 0.9%
Ivory Coast Government International Bonds, 8.075%, 4/1/36(7)	USD	39,562	$ 36,757,475
			$ 36,757,475
Jordan — 0.4%
Jordan Government International Bonds:
5.85%, 7/7/30(7)	USD	11,925	$ 11,021,800
7.375%, 10/10/47(7)	USD	7,378	6,204,068
			$ 17,225,868
Kazakhstan — 0.3%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,586,746	$ 2,407,846
5.50%, 9/20/28	KZT	84,294	125,761
10.55%, 7/28/29	KZT	4,438,057	7,539,542
14.00%, 5/12/31	KZT	185,446	349,737
14.00%, 5/19/32	KZT	126,440	237,433
			$ 10,660,319
Lebanon — 1.3%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(8)	USD	48,558	$ 8,376,255
6.00%, 1/27/23(7)(8)	USD	14,720	2,546,008
6.10%, 10/4/22(7)(8)	USD	49,839	8,571,685
6.15%, 6/19/20(7)(8)	USD	15,345	2,637,422
6.20%, 2/26/25(7)(8)	USD	4,511	780,121
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.25%, 5/27/22(7)(8)	USD	5,721	$ 983,740
6.25%, 11/4/24(7)(8)	USD	1,659	287,052
6.25%, 6/12/25(7)(8)	USD	3,416	592,181
6.375%, 3/9/20(7)(8)	USD	24,697	4,251,743
6.40%, 5/26/23(7)(8)	USD	46,744	8,086,712
6.65%, 4/22/24(7)(8)	USD	13,414	2,315,089
6.75%, 11/29/27(7)(8)	USD	969	166,994
6.85%, 3/23/27(7)(8)	USD	956	164,644
6.85%, 5/25/29(7)(8)	USD	20,778	3,581,997
7.00%, 3/20/28(7)(8)	USD	1,604	278,543
7.00%, 4/22/31(7)(8)	USD	13,185	2,289,615
7.00%, 3/23/32(7)(8)	USD	771	132,977
7.25%, 3/23/37(7)(8)	USD	3,194	554,579
8.25%, 4/12/21(7)(8)	USD	27,534	4,735,160
			$ 51,332,517
Mexico — 1.7%
Mexican Bonos, 8.00%, 7/31/53	MXN	1,674,226	$ 69,954,495
			$ 69,954,495
Mongolia — 0.5%
Mongolia Government International Bonds:
6.625%, 2/25/30(3)	USD	2,400	$ 2,315,187
6.625%, 2/25/30(7)	USD	18,800	18,135,632
7.875%, 6/5/29(7)	USD	1,400	1,418,880
			$ 21,869,699
Montenegro — 1.7%
Montenegro Government International Bonds:
2.875%, 12/16/27(7)	EUR	4,040	$ 4,464,329
4.875%, 4/1/32(7)	EUR	45,190	49,755,757
7.25%, 3/12/31(7)	USD	14,446	14,588,113
			$ 68,808,199
New Zealand — 6.2%
New Zealand Government Bonds:
2.50%, 9/20/40(7)(21)	NZD	88,846	$ 49,769,900
2.75%, 4/15/37(7)(19)	NZD	19,005	9,328,992
4.25%, 5/15/34(19)	NZD	95,188	56,152,484
4.25%, 5/15/36(19)	NZD	90,000	52,095,509
4.50%, 5/15/35(19)	NZD	135,850	81,051,057
5.00%, 5/15/54(19)	NZD	4,140	2,405,040
			$ 250,802,982
Nigeria — 0.5%
Nigeria Government International Bonds:
7.875%, 2/16/32(7)	USD	2,349	$ 2,035,315
9.248%, 1/21/49(7)	USD	856	724,718

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria Government International Bonds: (continued)
10.375%, 12/9/34(7)	USD	19,951	$ 18,892,200
			$ 21,652,233
Paraguay — 1.5%
Paraguay Government Bonds:
7.90%, 2/9/31(3)	PYG	166,977,000	$ 20,506,131
7.90%, 2/9/31(7)	PYG	97,630,000	11,989,757
8.50%, 3/4/35(3)	PYG	218,837,000	27,011,324
			$ 59,507,212
Peru — 4.7%
Peru Government Bonds:
5.35%, 8/12/40	PEN	141,946	$ 32,352,908
5.40%, 8/12/34	PEN	79,212	19,929,024
6.90%, 8/12/37	PEN	232,434	62,755,503
7.60%, 8/12/39(3)(7)	PEN	263,632	74,905,995
			$ 189,943,430
Poland — 3.7%
Republic of Poland Government Bonds, 2.00%, 8/25/36(21)	PLN	623,082	$ 148,976,958
			$ 148,976,958
Serbia — 2.8%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	3,274,700	$ 30,961,491
7.00%, 10/26/31	RSD	7,458,940	81,122,462
			$ 112,083,953
Sri Lanka — 3.2%
Sri Lanka Government Bonds:
9.00%, 10/1/32	LKR	738,000	$ 2,213,241
9.00%, 6/1/33	LKR	200,000	591,822
9.00%, 11/1/33	LKR	6,345,000	18,667,948
10.25%, 9/15/34	LKR	2,040,000	6,272,563
11.00%, 10/15/28	LKR	3,141,000	10,777,823
11.00%, 9/15/29	LKR	722,000	2,458,825
11.00%, 10/15/30	LKR	1,175,000	3,982,060
11.50%, 12/15/28	LKR	722,000	2,510,706
11.50%, 12/15/32	LKR	1,320,000	4,498,555
11.75%, 6/15/29	LKR	252,000	880,180
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(3)(20)	USD	14,048	9,131,441
3.10% to 7/15/27, 1/15/30(3)(20)	USD	13,561	11,150,270
3.35% to 9/15/27, 3/15/33(3)(20)	USD	19,930	13,951,349
3.60% to 12/15/27, 6/15/35(3)(20)	USD	13,458	8,773,056
3.60% to 11/15/27, 5/15/36(3)(20)	USD	9,340	6,561,305
3.60% to 8/15/27, 2/15/38(3)(20)	USD	18,688	13,221,565
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bonds: (continued)
4.00%, 4/15/28(3)	USD	11,873	$ 10,968,186
			$ 126,610,895
Suriname — 2.5%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(3)	USD	46,299	$ 42,757,035
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(7)(19)	USD	15,466	14,282,874
9.00%, Oil-Linked, 12/31/50(3)	USD	27,271	28,866,354
9.00%, Oil-Linked, 12/31/50(7)(19)	USD	12,434	13,161,389
			$ 99,067,652
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	701	$ 687,628
			$ 687,628
Tunisia — 0.5%
Tunisian Republic:
3.50%, 2/3/33	JPY	800,000	$ 4,223,315
4.20%, 3/17/31	JPY	60,000	343,422
4.30%, 8/2/30	JPY	60,000	343,877
6.375%, 7/15/26(7)	EUR	12,874	14,154,809
			$ 19,065,423
Ukraine — 2.9%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(7)(20)	USD	17,564	$ 8,913,387
0.00% to 2/1/27, 2/1/36(7)(20)	USD	16,938	8,721,987
0.00%, GDP-Linked, 8/1/41(7)(22)	USD	116,241	83,041,873
1.75% to 8/1/25, 2/1/29(7)(20)	USD	2,938	1,844,624
1.75% to 8/1/25, 2/1/34(7)(20)	USD	15,529	7,912,025
1.75% to 8/1/25, 2/1/35(7)(20)	USD	4,298	2,146,206
1.75% to 8/1/25, 2/1/36(7)(20)	USD	7,625	3,702,908
			$ 116,283,010
Uzbekistan — 2.3%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	229,510,000	$ 17,948,038
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(7)	UZS	510,000,000	39,783,540
16.25%, 10/12/26(7)	UZS	367,300,000	28,876,189
16.625%, 5/29/27(7)	UZS	60,000,000	4,757,529
			$ 91,365,296
Venezuela — 0.7%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(8)	USD	16,584	$ 2,155,855
7.00%, 12/1/18(7)(8)	USD	5,278	705,933

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
7.00%, 3/31/38(7)(8)	USD	7,051	$ 1,092,905
7.65%, 4/21/25(7)(8)	USD	12,982	1,914,845
7.75%, 10/13/19(7)(8)	USD	21,553	3,057,860
8.25%, 10/13/24(7)(8)	USD	32,387	4,777,082
9.00%, 5/7/23(7)(8)	USD	11,632	1,730,230
9.25%, 9/15/27(8)	USD	21,387	3,796,193
9.25%, 5/7/28(7)(8)	USD	19,020	3,138,317
9.375%, 1/13/34(8)	USD	3,518	747,575
11.75%, 10/21/26(7)(8)	USD	6,750	1,248,676
11.95%, 8/5/31(7)(8)	USD	9,193	1,539,777
12.75%, 8/23/22(7)(8)	USD	19,496	3,302,169
			$ 29,207,417
Zambia — 0.1%
Zambia Government International Bonds, 0.50%, 12/31/53(7)	USD	3,664	$ 2,093,660
			$ 2,093,660
Total Sovereign Government Bonds (identified cost $2,685,418,368)			$2,733,259,667

Sovereign Loans — 2.9%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.8%
Commonwealth of the Bahamas, 9.447%, (3 mo. EURIBOR + 6.85%), 11/24/28	EUR	26,830	$ 31,072,174
			$ 31,072,174
Ivory Coast — 0.1%
Republic of Ivory Coast, Term Loan, 8.312%, (6 mo. EURIBOR + 5.75%), 1/6/28(23)	EUR	3,393	$ 3,863,003
			$ 3,863,003
Kenya — 0.0%†
Government of Kenya, Term Loan, 11.163%, (6 mo. USD Term SOFR + 6.45%), 6/29/25(23)	USD	1,316	$ 1,339,783
			$ 1,339,783
Tanzania — 2.0%
Government of the United Republic of Tanzania:
Term Loan, 9.682%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(23)	USD	16,200	$ 15,977,250
Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania (continued)
Government of the United Republic of Tanzania: (continued)
Term Loan, 10.862%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(23)	USD	65,562	$ 63,851,700
			$ 79,828,950
Total Sovereign Loans (identified cost $116,320,187)			$ 116,103,910

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(24)(25) Series 2018-3, Class A, 2.531%, 5/24/44(3)	$73,411	$ 4,245,871
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $20,075,929)		$ 4,245,871

Short-Term Investments — 13.3%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(26)	77,408,033	$ 77,408,033
Total Affiliated Fund (identified cost $77,408,033)		$ 77,408,033

Repurchase Agreements — 7.9%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 1/9/25 with an interest rate of 4.05%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 5.25%, due 1/25/33 and a market value, including accrued interest, of $7,095,196(27)	USD	7,070	$ 7,070,205
Dated 1/9/25 with an interest rate of 4.15%, collateralized by USD 3,523,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $3,759,892(27)	USD	3,844	3,844,474
Dated 2/4/25 with an interest rate of 4.00%, collateralized by USD 2,484,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,651,028(27)	USD	2,667	2,667,195

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 2/24/25 with an interest rate of 4.00%, collateralized by USD 19,482,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $12,026,948(27)	USD	12,517	$ 12,517,185
Dated 3/12/25 with an interest rate of 4.10%, collateralized by USD 10,229,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $7,412,982(27)	USD	8,068	8,068,124
Dated 4/11/25 with an interest rate of 4.00%, collateralized by USD 12,500,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $7,764,500(27)	USD	7,313	7,312,590
Barclays Bank PLC:
Dated 12/19/24 with an interest rate of 3.00%, collateralized by USD 3,863,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $4,017,344(27)	USD	4,278	4,278,273
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 8,197,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $7,020,218(27)	USD	7,183	7,182,621
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 15,452,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $13,765,717(27)	USD	14,988	14,988,440
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $6,387,042(27)	USD	6,906	6,906,006
Dated 12/19/24 with an interest rate of 4.00%, collateralized by USD 11,590,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $10,864,104(27)	USD	11,126	11,126,400
Dated 1/3/25 with an interest rate of 3.75%, collateralized by USD 4,031,000 Panama Government International Bonds, 7.875%, due 3/1/57 and a market value, including accrued interest, of $3,963,153(27)	USD	4,192	4,192,240
Dated 2/6/25 with an interest rate of 4.00%, collateralized by USD 6,130,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,542,191(27)	USD	6,981	6,981,407
Dated 2/19/25 with an interest rate of 3.50%, collateralized by USD 11,591,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $12,218,781(27)	USD	13,257	13,257,206
Dated 3/3/25 with an interest rate of 3.90%, collateralized by USD 17,144,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $14,913,946(27)	USD	16,651	16,651,110
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 3/3/25 with an interest rate of 4.05%, collateralized by USD 8,658,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $5,597,440(27)	USD	6,126	$ 6,125,535
Dated 4/11/25 with an interest rate of 4.13%, collateralized by USD 15,857,000 Ares Capital Corp., 5.80%, due 3/8/32 and a market value, including accrued interest, of $15,789,926(27)	USD	15,220	15,220,130
Dated 4/15/25 with an interest rate of 4.10%, collateralized by USD 3,964,000 Blue Owl Credit Income Corp., 6.65%, due 3/15/31 and a market value, including accrued interest, of $4,040,836(27)	USD	4,132	4,132,470
Dated 4/15/25 with an interest rate of 4.10%, collateralized by USD 4,013,000 Blackstone Private Credit Fund, 6.00%, due 11/22/34 and a market value, including accrued interest, of $3,938,932(27)	USD	4,048	4,048,114
Dated 4/24/25 with an interest rate of 1.10%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,439,394(27)	EUR	3,169	3,589,720
Dated 4/24/25 with an interest rate of 1.25%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,934,024(27)	EUR	1,787	2,023,837
Dated 4/24/25 with an interest rate of 1.60%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,446,748(27)	EUR	5,955	6,746,125
Citibank, N.A.:
Dated 4/3/25 with an interest rate of 3.95%, collateralized by USD 8,572,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $7,456,973(27)	USD	7,925	7,924,778
Dated 4/17/25 with an interest rate of 3.90%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $8,035,727(27)	USD	8,388	8,388,433
Nomura International PLC:
Dated 12/19/24 with an interest rate of 3.90%, collateralized by USD 5,050,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $4,733,712(27)	USD	5,080	5,080,048
Dated 12/19/24 with an interest rate of 3.95%, collateralized by USD 1,885,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,011,750(27)	USD	2,206	2,205,874
Dated 12/19/24 with an interest rate of 4.05%, collateralized by USD 4,619,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,072,848(27)	USD	4,181	4,180,657

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/12/25 with an interest rate of 4.05%, collateralized by USD 3,896,000 Panama Government International Bonds, 4.50%, due 4/1/56 and a market value, including accrued interest, of $2,405,143(27)	USD	2,659	$ 2,659,020
Dated 3/19/25 with an interest rate of 2.40%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,270,650(27)	USD	3,098	3,097,971
Dated 3/19/25 with an interest rate of 3.25%, collateralized by USD 14,051,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $13,714,414(27)	USD	14,547	14,547,000
Dated 3/19/25 with an interest rate of 3.85%, collateralized by USD 14,678,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $12,942,467(27)	USD	13,501	13,500,824
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 3,897,000 Panama Government International Bonds, 4.50%, due 5/15/47 and a market value, including accrued interest, of $2,648,311(27)	USD	2,864	2,864,295
Dated 3/19/25 with an interest rate of 4.00%, collateralized by USD 12,092,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $7,817,538(27)	USD	8,634	8,633,688
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 5,501,000 Panama Government International Bonds, 4.50%, due 1/19/63 and a market value, including accrued interest, of $3,435,303(27)	USD	3,682	3,682,232
Dated 3/19/25 with an interest rate of 4.05%, collateralized by USD 46,786,000 Panama Government International Bonds, 6.853%, due 3/28/54 and a market value, including accrued interest, of $40,700,180(27)	USD	46,055	46,054,969
Dated 3/19/25 with an interest rate of 4.06%, collateralized by USD 3,935,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $2,543,997(27)	USD	2,810	2,809,590
Dated 4/11/25 with an interest rate of 3.60%, collateralized by USD 10,803,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $7,828,962(27)	USD	7,611	7,611,254
Dated 4/30/25 with an interest rate of 3.00%, collateralized by USD 14,051,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $13,714,414(27)	USD	14,363	14,362,581
Total Repurchase Agreements (identified cost $316,593,716)			$ 316,532,621

Sovereign Government Securities — 1.2%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	280,700	$ 3,150,866
			$ 3,150,866
Nigeria — 1.1%
Nigeria OMO Bills:
0.00%, 5/20/25	NGN	9,507,294	$ 5,863,595
0.00%, 5/27/25	NGN	23,718,773	14,541,732
0.00%, 6/10/25	NGN	1,562,150	946,880
0.00%, 6/17/25	NGN	11,309,863	6,817,442
0.00%, 8/19/25	NGN	5,735,526	3,299,307
0.00%, 9/30/25	NGN	6,251,259	3,505,645
0.00%, 10/7/25	NGN	15,097,905	8,433,759
0.00%, 2/24/26	NGN	1,075,389	550,141
0.00%, 2/25/26	NGN	5,777,498	2,972,005
			$ 46,930,506
Total Sovereign Government Securities (identified cost $51,697,966)			$ 50,081,372

U.S. Treasury Obligations — 2.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/15/25(28)	$6,752	$ 6,740,945
0.00%, 5/22/25(28)	63,175	63,018,828
0.00%, 5/29/25(28)	1,700	1,694,427
0.00%, 6/5/25(28)	19,027	18,948,844
Total U.S. Treasury Obligations (identified cost $90,403,923)		$ 90,403,044
Total Short-Term Investments (identified cost $536,103,638)		$ 534,425,070

Total Purchased Options — 0.1% (identified cost $7,231,042)	$ 5,014,268
Total Investments — 102.7% (identified cost $4,058,316,076)	$4,124,461,796
Total Written Options — (0.1)% (premiums received $4,234,785)	$ (2,952,594)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Securities Sold Short — (10.7)%
Common Stocks — (0.0)%†
Security	Shares	Value
New Zealand — (0.0)%†
Kiwi Property Group Ltd.	(14,965)	$ (7,337)
Meridian Energy Ltd.	(3,176)	(10,339)
Ryman Healthcare Ltd.(5)	(145,677)	(191,077)
Total Common Stocks (proceeds $270,590)		$ (208,753)
Corporate Bonds — (0.6)%
Security	Principal Amount (000's omitted)		Value
United States — (0.6)%
ARES Capital Corp., 5.80%, 3/8/32	USD	(15,857)	$ (15,501,240)
Blackstone Private Credit Fund, 6.00%, 11/22/34(3)	USD	(4,013)	(3,832,587)
Blue Owl Credit Income Corp., 6.65%, 3/15/31	USD	(3,964)	(4,007,153)
Total Corporate Bonds (proceeds $22,687,920)			$ (23,340,980)
Exchange-Traded Funds — (4.3)%
Security	Shares	Value
United States — (4.3)%
iShares Broad USD High Yield Corporate Bond ETF	(2,613,963)	$ (95,671,046)
iShares JPMorgan USD Emerging Markets Bond ETF	(852,945)	(76,730,932)
Total Exchange-Traded Funds (proceeds $167,928,982)		$ (172,401,978)
Sovereign Government Bonds — (5.8)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.2)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(8,028)	$ (6,804,031)
			$ (6,804,031)
Azerbaijan — (0.4)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(19,297)	$ (16,902,749)
			$ (16,902,749)
Bahrain — (1.6)%
Bahrain Government International Bonds:
5.25%, 1/25/33(7)	USD	(7,727)	$ (6,987,018)
5.625%, 5/18/34(7)	USD	(16,640)	(15,174,016)
Security	Principal Amount (000's omitted)		Value
Bahrain (continued)
Bahrain Government International Bonds: (continued)
6.00%, 9/19/44(7)	USD	(7,727)	$ (6,332,952)
7.50%, 2/12/36(7)	USD	(11,590)	(11,862,319)
7.50%, 9/20/47(7)	USD	(14,051)	(13,594,395)
7.75%, 4/18/35(7)	USD	(11,591)	(12,186,343)
			$ (66,137,043)
Kazakhstan — (0.7)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(15,452)	$ (13,730,145)
6.50%, 7/21/45(7)	USD	(14,022)	(14,711,686)
			$ (28,441,831)
Panama — (2.5)%
Panama Government International Bonds:
4.50%, 5/15/47	USD	(3,897)	$ (2,567,449)
4.50%, 4/16/50	USD	(21,685)	(13,978,801)
4.50%, 4/1/56	USD	(23,378)	(14,344,424)
4.50%, 1/19/63	USD	(5,501)	(3,365,165)
6.853%, 3/28/54	USD	(72,502)	(62,615,648)
7.875%, 3/1/57	USD	(4,031)	(3,910,246)
			$ (100,781,733)
Poland — (0.4)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(10,844)	$ (11,632,912)
2.75%, 5/25/32(7)	EUR	(3,000)	(3,352,079)
			$ (14,984,991)
Total Sovereign Government Bonds (proceeds $240,182,105)			$ (234,052,378)
Total Securities Sold Short (proceeds $431,069,597)			$ (430,004,089)

Other Assets, Less Liabilities — 8.0%	$ 322,621,205
Net Assets — 100.0%	$4,014,126,318
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2025.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $427,779,429 or 10.7% of the Portfolio's net assets.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2025.
(5)	Non-income producing security.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $1,345,054,435 or 33.5% of the Portfolio's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	When-issued security.
(13)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security (see Note 5).
(17)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(20)	Step coupon security. Interest rate represents the rate in effect at April 30, 2025.
(21)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(22)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(23)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2025 of all interest only securities comprising the trust.
(26)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2025.
(27)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(28)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	53,000,000	CNH	7.50	1/20/26	$ 322,134
Call USD vs. Put CNH	Goldman Sachs International	USD	57,340,000	CNH	7.50	2/4/26	373,857
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	58,000,000	CNH	7.50	1/19/26	351,016
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	28,000,000	CNH	7.45	1/22/26	198,548
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	8,110,000	CNH	7.50	2/4/26	52,877
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	526,561
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	281,384
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	272,731
Total							$2,379,108
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Call Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 09/2025	5,989	$ 378,025,680	$ 80.00	7/28/25	$2,635,160
Total					$2,635,160
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	53,000,000	CNH	7.80	1/20/26	$ (143,524)
Call USD vs. Put CNH	Goldman Sachs International	USD	57,340,000	CNH	7.80	2/4/26	(174,142)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	58,000,000	CNH	7.80	1/19/26	(155,962)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	28,000,000	CNH	7.80	1/22/26	(76,692)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	8,110,000	CNH	7.80	2/4/26	(24,630)
Call USD vs. Put KRW	Goldman Sachs International	USD	57,000,000	KRW	1,490.00	7/23/25	(261,288)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	76,000,000	KRW	1,490.00	7/23/25	(348,384)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	28,840,000	KRW	1,500.00	7/31/25	(121,214)
Put USD vs. Call CNH	Deutsche Bank AG	USD	53,000,000	CNH	6.80	1/20/26	(207,389)
Put USD vs. Call CNH	Goldman Sachs International	USD	57,340,000	CNH	6.85	2/4/26	(319,728)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	58,000,000	CNH	6.85	1/19/26	(289,188)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	28,000,000	CNH	6.80	1/22/26	(111,636)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	8,110,000	CNH	6.85	2/4/26	(45,221)
Put USD vs. Call KRW	Goldman Sachs International	USD	57,000,000	KRW	1,350.00	7/23/25	(231,420)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	76,000,000	KRW	1,350.00	7/23/25	(308,560)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	28,840,000	KRW	1,350.00	7/31/25	(133,616)
Total							$(2,952,594)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	13,256,000,000	USD	9,057,119	5/7/25	$ 268,241
USD	26,248,994	KRW	37,739,000,000	5/7/25	(299,722)
USD	32,218,145	KRW	46,284,587,000	5/7/25	(342,240)
IDR	295,735,890,000	USD	17,488,817	5/14/25	335,717
IDR	171,351,000,000	USD	10,074,730	5/14/25	252,903
IDR	171,353,000,000	USD	10,085,521	5/14/25	242,232
IDR	131,981,610,000	USD	7,778,724	5/14/25	176,045
IDR	114,236,000,000	USD	6,719,765	5/14/25	165,444
IDR	100,937,080,000	USD	5,946,220	5/14/25	137,439
IDR	47,579,720,000	USD	2,804,251	5/14/25	63,465
CLP	37,904,104,000	USD	39,281,714	6/18/25	735,922
CLP	12,647,000,000	USD	13,243,108	6/18/25	109,088
CLP	1,378,000,000	USD	1,444,112	6/18/25	10,725
CLP	315,896,000	USD	326,724	6/18/25	6,787
CLP	317,000,000	USD	327,934	6/18/25	6,742
CLP	316,000,000	USD	327,362	6/18/25	6,258
CLP	317,000,000	USD	328,549	6/18/25	6,127
CLP	317,000,000	USD	328,566	6/18/25	6,110
COP	63,221,940,000	USD	14,999,986	6/18/25	(132,286)
EUR	160,608,151	USD	173,117,920	6/18/25	9,318,555
EUR	30,654,778	USD	33,042,479	6/18/25	1,778,604
EUR	36,884,347	USD	40,249,413	6/18/25	1,647,902
EUR	27,940,000	USD	30,116,247	6/18/25	1,621,091
EUR	17,403,942	USD	18,889,334	6/18/25	879,986
EUR	11,915,055	USD	12,931,981	6/18/25	602,454
EUR	6,962,588	USD	7,556,831	6/18/25	352,045
EUR	6,813,051	USD	7,394,531	6/18/25	344,485
EUR	4,268,592	USD	4,601,073	6/18/25	247,666
EUR	3,021,987	USD	3,279,907	6/18/25	152,799
EUR	1,877,194	USD	2,048,456	6/18/25	83,868
EUR	1,328	USD	1,441	6/18/25	67
IDR	403,204,000,000	USD	23,963,152	6/18/25	356,897
IDR	301,177,000,000	USD	17,921,868	6/18/25	244,220
IDR	301,658,000,000	USD	17,955,833	6/18/25	239,268
IDR	151,354,000,000	USD	9,002,736	6/18/25	126,481
IDR	101,212,100,000	USD	6,019,155	6/18/25	85,653
IDR	49,000,000,000	USD	2,916,319	6/18/25	39,213
INR	2,437,000,000	USD	27,727,842	6/18/25	981,853
INR	1,516,500,000	USD	17,268,276	6/18/25	597,236
INR	1,495,000,000	USD	17,025,396	6/18/25	586,830
INR	1,458,000,000	USD	16,607,814	6/18/25	568,523
INR	1,385,000,000	USD	15,774,487	6/18/25	541,855
INR	1,620,000,000	USD	18,602,515	6/18/25	482,305
INR	1,622,000,000	USD	18,740,612	6/18/25	367,769

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	1,238,000,000	USD	14,264,316	6/18/25	$ 320,256
INR	1,298,000,000	USD	15,078,996	6/18/25	212,421
INR	744,000,000	USD	8,569,454	6/18/25	195,426
INR	1,041,000,000	USD	12,087,784	6/18/25	175,979
INR	1,040,000,000	USD	12,079,679	6/18/25	172,303
INR	1,040,000,000	USD	12,080,367	6/18/25	171,616
INR	779,000,000	USD	9,047,619	6/18/25	129,587
INR	780,000,000	USD	9,062,918	6/18/25	126,070
INR	536,000,000	USD	6,218,819	6/18/25	95,665
INR	274,300,000	USD	3,183,981	6/18/25	47,479
KRW	32,677,670,000	USD	22,554,368	6/18/25	446,535
KRW	46,284,587,000	USD	32,303,818	6/18/25	274,615
KRW	37,739,000,000	USD	26,318,663	6/18/25	244,769
KRW	2,085,113,000	USD	1,447,091	6/18/25	20,562
PEN	109,400,000	USD	29,773,974	6/18/25	24,076
PHP	1,184,270,000	USD	20,732,183	6/18/25	477,610
PHP	1,143,530,000	USD	20,017,330	6/18/25	462,826
TWD	1,624,115,000	USD	49,610,991	6/18/25	1,460,353
TWD	816,000,000	USD	24,908,045	6/18/25	751,601
TWD	742,000,000	USD	22,673,104	6/18/25	659,564
TWD	495,000,000	USD	15,145,071	6/18/25	420,523
TWD	495,000,000	USD	15,171,484	6/18/25	394,110
TWD	496,000,000	USD	15,212,857	6/18/25	384,182
TWD	259,330,000	USD	7,876,242	6/18/25	278,557
TWD	161,400,000	USD	4,938,211	6/18/25	137,116
USD	2,556,057	CLP	2,464,880,000	6/18/25	(46,264)
USD	12,004,902	CLP	11,560,120,000	6/18/25	(199,810)
USD	3,457,817	COP	14,984,000,000	6/18/25	(65,922)
USD	3,866,677	COP	16,770,940,000	6/18/25	(77,291)
USD	3,443,054	COP	14,984,000,000	6/18/25	(80,685)
USD	3,781,051	COP	16,483,000,000	6/18/25	(95,203)
USD	210,416	EUR	192,824	6/18/25	(8,615)
USD	1,865,936	EUR	1,709,934	6/18/25	(76,396)
USD	2,646,855	EUR	2,455,589	6/18/25	(142,474)
USD	4,400,300	EUR	4,032,412	6/18/25	(180,158)
USD	4,706,750	EUR	4,313,241	6/18/25	(192,705)
USD	4,916,626	EUR	4,530,000	6/18/25	(229,048)
USD	6,910,171	EUR	6,332,444	6/18/25	(282,918)
USD	7,431,812	EUR	6,810,473	6/18/25	(304,275)
USD	7,098,176	EUR	6,540,000	6/18/25	(330,678)
USD	9,412,572	EUR	8,625,631	6/18/25	(385,372)
USD	9,968,797	EUR	9,135,353	6/18/25	(408,145)
USD	10,859,646	EUR	10,005,681	6/18/25	(505,912)
USD	14,030,279	EUR	12,857,272	6/18/25	(574,431)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	14,078,604	EUR	12,901,558	6/18/25	$ (576,410)
USD	14,243,142	EUR	13,052,339	6/18/25	(583,146)
USD	12,047,165	EUR	11,176,619	6/18/25	(648,472)
USD	12,930,027	EUR	11,995,683	6/18/25	(695,995)
USD	13,879,549	EUR	12,876,591	6/18/25	(747,106)
USD	22,687,202	EUR	20,903,159	6/18/25	(1,056,915)
USD	22,042,850	EUR	20,450,000	6/18/25	(1,186,518)
USD	29,277,779	EUR	26,830,000	6/18/25	(1,198,698)
USD	29,707,688	EUR	27,223,967	6/18/25	(1,216,300)
USD	48,226,381	EUR	44,194,397	6/18/25	(1,974,497)
USD	49,134,842	EUR	45,026,906	6/18/25	(2,011,691)
USD	37,790,823	EUR	35,060,000	6/18/25	(2,034,197)
USD	48,340,601	EUR	44,539,264	6/18/25	(2,252,014)
USD	59,495,119	EUR	54,521,009	6/18/25	(2,435,865)
USD	61,378,055	EUR	56,246,521	6/18/25	(2,512,956)
USD	61,869,462	EUR	56,696,845	6/18/25	(2,533,075)
USD	96,139,817	EUR	88,102,015	6/18/25	(3,936,181)
USD	115,246,216	EUR	105,611,016	6/18/25	(4,718,440)
USD	141,347,222	EUR	129,529,839	6/18/25	(5,787,074)
USD	175,260,898	EUR	160,608,151	6/18/25	(7,175,577)
USD	50,386,082	IDR	829,193,668,000	6/18/25	371,620
USD	27,708,178	IDR	454,331,000,000	6/18/25	304,302
USD	27,689,542	IDR	454,330,000,000	6/18/25	285,726
USD	42,631,547	IDR	703,827,000,000	6/18/25	178,825
USD	18,469,413	IDR	304,906,000,000	6/18/25	78,403
USD	12,523,992	IDR	206,458,000,000	6/18/25	71,067
USD	14,013,935	IDR	231,201,900,000	6/18/25	68,534
USD	12,512,633	IDR	206,521,000,000	6/18/25	55,909
USD	16,877,919	IDR	278,992,000,000	6/18/25	49,963
USD	12,186,461	IDR	201,625,000,000	6/18/25	25,049
USD	12,391,202	IDR	205,347,000,000	6/18/25	5,290
USD	12,407,657	IDR	205,967,100,000	6/18/25	(15,658)
USD	7,462,400	IDR	124,160,900,000	6/18/25	(26,611)
USD	15,512,352	IDR	258,079,000,000	6/18/25	(54,195)
USD	38,591,430	INR	3,323,000,000	6/18/25	(556,011)
USD	23,103,899	KRW	32,677,670,000	6/18/25	102,997
USD	14,134,276	KRW	20,000,000,000	6/18/25	56,832
USD	18,945,326	KRW	26,845,526,823	6/18/25	49,506
USD	5,329,166	KRW	7,552,306,570	6/18/25	13,307
USD	3,982	KRW	5,699,182	6/18/25	(29)
USD	5,113,640	KRW	7,472,000,000	6/18/25	(145,693)
USD	54,275,627	KRW	78,636,700,000	6/18/25	(1,074,558)
USD	66,662,568	PEN	243,945,000	6/18/25	217,548
USD	26,732,911	PEN	97,579,000	6/18/25	154,630

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	39,941,329	PEN	146,365,000	6/18/25	$ 74,862
USD	9,662,165	PEN	35,275,600	6/18/25	53,902
USD	199,236	PEN	746,000	6/18/25	(3,957)
USD	7,260,325	PEN	26,704,200	6/18/25	(13,287)
USD	913,923	PEN	3,422,000	6/18/25	(18,152)
USD	1,070,607	PEN	4,000,000	6/18/25	(18,902)
USD	45,503,521	PEN	167,195,863	6/18/25	(36,795)
USD	27,029,798	PEN	101,232,000	6/18/25	(543,476)
USD	3,765,362	PHP	216,000,000	6/18/25	(103,110)
USD	6,011,674	PHP	344,000,000	6/18/25	(149,226)
USD	7,094,918	PHP	407,000,000	6/18/25	(194,286)
USD	11,376,743	PHP	651,000,000	6/18/25	(282,401)
USD	11,730,818	PHP	671,786,411	6/18/25	(300,603)
USD	22,173,405	PHP	1,269,800,000	6/18/25	(568,195)
					$(19,267,879)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	19,990,075	KZT	10,574,749,510	Citibank, N.A.	5/2/25	$ —	$ (566,571)
KES	349,624,063	USD	2,561,348	Standard Chartered Bank	5/5/25	139,755	—
USD	5,375,420	EUR	4,719,972	Standard Chartered Bank	5/5/25	28,397	—
USD	1,131,469	KES	174,812,031	Standard Chartered Bank	5/5/25	—	(219,082)
USD	1,131,469	KES	174,812,032	Standard Chartered Bank	5/5/25	—	(219,082)
KZT	2,286,185,325	USD	4,500,002	Deutsche Bank AG	5/6/25	—	(57,072)
KZT	4,287,698,655	USD	8,109,123	JPMorgan Chase Bank, N.A.	5/6/25	223,510	—
KRW	42,009,087,000	USD	28,681,299	Standard Chartered Bank	5/7/25	871,348	—
KRW	28,758,500,000	USD	19,623,989	Standard Chartered Bank	5/7/25	607,104	—
USD	20,154,531	KRW	28,758,500,000	Standard Chartered Bank	5/7/25	—	(76,563)
USD	29,440,807	KRW	42,009,087,000	Standard Chartered Bank	5/7/25	—	(111,840)
EUR	5,174,052	USD	5,886,296	UBS AG	5/8/25	—	(23,805)
EUR	16,013,179	USD	17,306,395	Bank of America, N.A.	5/9/25	838,534	—
EUR	3,674,000	USD	4,186,066	Bank of America, N.A.	5/9/25	—	(22,966)
EUR	8,689,950	USD	9,414,249	Barclays Bank PLC	5/9/25	432,549	—
EUR	14,482,966	USD	16,478,336	Barclays Bank PLC	5/9/25	—	(67,329)
EUR	6,930,098	USD	7,520,550	Citibank, N.A.	5/9/25	332,115	—
EUR	3,966,000	USD	4,505,114	Goldman Sachs International	5/9/25	—	(11,142)
EUR	232,614	USD	257,881	JPMorgan Chase Bank, N.A.	5/9/25	5,700	—
EUR	3,006,321	USD	3,412,430	JPMorgan Chase Bank, N.A.	5/9/25	—	(5,893)
EUR	4,945,000	USD	5,624,980	JPMorgan Chase Bank, N.A.	5/9/25	—	(21,678)
EUR	1,322,249	USD	1,501,093	Standard Chartered Bank	5/9/25	—	(2,821)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,719,972	USD	5,376,720	Standard Chartered Bank	5/9/25	$ —	$ (28,403)
EUR	4,945,000	USD	5,633,999	Standard Chartered Bank	5/9/25	—	(30,697)
EUR	8,840,050	USD	9,577,695	State Street Bank and Trust Company	5/9/25	439,185	—
EUR	2,956,953	USD	3,216,024	UBS AG	5/9/25	134,573	—
EUR	3,406,611	USD	3,762,364	UBS AG	5/9/25	97,752	—
EUR	1,318,155	USD	1,497,668	UBS AG	5/9/25	—	(4,034)
USD	4,208,061	EUR	3,846,847	Bank of America, N.A.	5/9/25	—	(150,896)
USD	6,760,394	EUR	5,960,000	Citibank, N.A.	5/9/25	6,971	—
USD	184,375	EUR	163,816	HSBC Bank USA, N.A.	5/9/25	—	(1,249)
USD	2,374,564	EUR	2,162,837	HSBC Bank USA, N.A.	5/9/25	—	(76,200)
USD	5,723,319	EUR	5,215,701	HSBC Bank USA, N.A.	5/9/25	—	(186,721)
USD	10,514,076	EUR	9,573,022	JPMorgan Chase Bank, N.A.	5/9/25	—	(333,352)
USD	4,708,263	EUR	4,300,000	Standard Chartered Bank	5/9/25	—	(164,173)
USD	20,661,292	EUR	18,194,263	State Street Bank and Trust Company	5/9/25	44,923	—
USD	8,032,002	EUR	7,051,523	State Street Bank and Trust Company	5/9/25	41,746	—
USD	3,816,374	EUR	3,491,714	State Street Bank and Trust Company	5/9/25	—	(140,174)
USD	5,886,643	EUR	5,174,052	UBS AG	5/9/25	23,797	—
USD	1,424,520	EUR	1,249,365	UBS AG	5/9/25	8,835	—
USD	498,901	EUR	444,702	UBS AG	5/9/25	—	(5,002)
USD	824,520	EUR	735,398	UBS AG	5/9/25	—	(8,778)
USD	970,265	EUR	864,715	UBS AG	5/9/25	—	(9,565)
USD	3,669,792	EUR	3,343,795	UBS AG	5/9/25	—	(119,145)
USD	14,300,700	EUR	13,030,061	UBS AG	5/9/25	—	(463,984)
USD	14,921,295	EUR	13,603,398	UBS AG	5/9/25	—	(493,052)
KZT	751,023,058	USD	1,442,057	Bank of America, N.A.	5/12/25	14,968	—
TRY	796,061,526	USD	20,434,003	Standard Chartered Bank	5/12/25	74,595	—
USD	19,177,431	TRY	796,061,526	Standard Chartered Bank	5/12/25	—	(1,331,167)
IDR	207,241,500,000	USD	12,181,244	Standard Chartered Bank	5/14/25	309,574	—
KZT	2,720,264,405	USD	5,339,610	JPMorgan Chase Bank, N.A.	5/14/25	—	(65,162)
USD	38,618,437	INR	3,352,530,000	Standard Chartered Bank	5/15/25	—	(1,015,489)
KZT	4,103,814,012	USD	7,883,612	Deutsche Bank AG	5/16/25	68,930	—
KZT	4,848,653,427	USD	9,491,345	Bank of America, N.A.	5/19/25	—	(103,451)
KZT	2,335,409,778	USD	4,588,231	Goldman Sachs International	5/19/25	—	(66,444)
KZT	8,661,548,911	USD	17,016,795	Goldman Sachs International	5/19/25	—	(246,427)
RUB	180,434,562	USD	1,869,788	JPMorgan Chase Bank, N.A.	5/19/25	309,033	—
RUB	108,821,673	USD	1,121,873	JPMorgan Chase Bank, N.A.	5/19/25	192,193	—
USD	10,131,885	EGP	538,509,667	Goldman Sachs International	5/19/25	—	(392,460)
USD	9,914,685	KZT	5,096,147,932	Goldman Sachs International	5/19/25	47,595	—
USD	11,144,082	KZT	5,853,429,001	Goldman Sachs International	5/19/25	—	(189,244)
USD	3,233,720	RUB	289,256,235	JPMorgan Chase Bank, N.A.	5/19/25	—	(259,168)
KZT	3,493,499,000	USD	6,801,322	Bank of America, N.A.	5/21/25	—	(41,109)
KZT	4,719,480,519	USD	9,014,384	Citibank, N.A.	5/23/25	113,009	—
EGP	846,428,052	USD	16,280,593	HSBC Bank USA, N.A.	5/27/25	199,337	—
KZT	4,138,485,977	USD	7,919,032	Bank of America, N.A.	5/27/25	75,631	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,178,191,192	USD	2,277,908	Citibank, N.A.	5/27/25	$ —	$ (1,897)
RUB	672,617,567	USD	7,406,663	JPMorgan Chase Bank, N.A.	5/27/25	670,164	—
RUB	171,279,078	USD	1,851,666	JPMorgan Chase Bank, N.A.	5/27/25	205,062	—
RUB	168,501,578	USD	1,851,666	JPMorgan Chase Bank, N.A.	5/27/25	171,710	—
USD	31,570,660	OMR	12,155,468	Standard Chartered Bank	5/27/25	—	(242)
USD	32,165,703	OMR	12,386,082	Standard Chartered Bank	5/27/25	—	(4,163)
USD	2,292,602	RUB	201,061,203	JPMorgan Chase Bank, N.A.	5/27/25	—	(121,751)
USD	4,585,204	RUB	398,912,762	JPMorgan Chase Bank, N.A.	5/27/25	—	(204,961)
USD	4,582,492	RUB	412,424,258	JPMorgan Chase Bank, N.A.	5/27/25	—	(369,920)
KZT	2,720,264,404	USD	5,318,730	JPMorgan Chase Bank, N.A.	5/28/25	—	(65,259)
RUB	67,919,098	USD	740,666	JPMorgan Chase Bank, N.A.	5/28/25	74,341	—
USD	755,076	RUB	67,919,098	JPMorgan Chase Bank, N.A.	5/28/25	—	(59,932)
KZT	3,427,044,000	USD	6,593,005	JPMorgan Chase Bank, N.A.	5/30/25	21,666	—
KZT	3,427,045,000	USD	6,596,814	JPMorgan Chase Bank, N.A.	5/30/25	17,859	—
USD	7,243,558	KZT	3,724,275,462	Deutsche Bank AG	5/30/25	55,189	—
USD	2,897,423	KZT	1,496,519,129	Deutsche Bank AG	5/30/25	8,933	—
RUB	174,519,493	USD	1,851,666	JPMorgan Chase Bank, N.A.	6/3/25	233,795	—
USD	1,933,734	RUB	174,519,493	JPMorgan Chase Bank, N.A.	6/3/25	—	(151,726)
EUR	34,748,490	SEK	383,566,000	UBS AG	6/5/25	—	(320,255)
KZT	2,720,264,406	USD	5,306,280	JPMorgan Chase Bank, N.A.	6/5/25	—	(64,721)
SEK	383,566,000	EUR	34,303,623	UBS AG	6/5/25	825,166	—
UZS	16,952,224,000	USD	1,181,957	JPMorgan Chase Bank, N.A.	6/9/25	110,757	—
EUR	9,809,787	ISK	1,434,288,896	Bank of America, N.A.	6/11/25	22,246	—
EUR	8,161,295	ISK	1,193,262,906	Bank of America, N.A.	6/11/25	18,507	—
EUR	9,775,430	ISK	1,429,461,104	Citibank, N.A.	6/11/25	20,653	—
EUR	9,485,953	ISK	1,387,130,900	Citibank, N.A.	6/11/25	20,041	—
EUR	8,132,711	ISK	1,189,246,400	Citibank, N.A.	6/11/25	17,182	—
ISK	4,956,274,398	EUR	33,898,327	Bank of America, N.A.	6/11/25	—	(76,872)
ISK	2,863,750,000	EUR	19,634,899	Bank of America, N.A.	6/11/25	—	(99,308)
ISK	33,659,210	EUR	230,669	Citibank, N.A.	6/11/25	—	(1,042)
ISK	4,939,591,675	EUR	33,779,605	Citibank, N.A.	6/11/25	—	(71,367)
USD	7,657,092	BHD	2,927,000	Standard Chartered Bank	6/13/25	—	(102,795)
CZK	921,300,000	EUR	36,820,187	HSBC Bank USA, N.A.	6/16/25	47,548	—
EUR	36,596,193	CZK	921,300,000	Barclays Bank PLC	6/16/25	—	(301,953)
RUB	354,163,522	USD	3,870,640	ICBC Standard Bank plc	6/16/25	327,583	—
RUB	351,918,000	USD	3,870,633	ICBC Standard Bank plc	6/16/25	300,971	—
RUB	351,649,000	USD	3,870,655	ICBC Standard Bank plc	6/16/25	297,761	—
USD	4,281,243	RUB	375,036,856	ICBC Standard Bank plc	6/16/25	—	(164,411)
USD	3,754,275	RUB	333,004,172	ICBC Standard Bank plc	6/16/25	—	(193,127)
USD	3,907,145	RUB	349,689,494	ICBC Standard Bank plc	6/16/25	—	(238,043)
RUB	347,970,081	USD	3,870,635	ICBC Standard Bank plc	6/17/25	251,682	—
AUD	132,150,000	USD	79,015,789	Bank of America, N.A.	6/18/25	5,676,548	—
AUD	43,998,000	USD	27,702,650	BNP Paribas	6/18/25	494,803	—
AUD	32,843,000	USD	20,679,079	BNP Paribas	6/18/25	369,354	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	4,600,000	USD	2,896,318	BNP Paribas	6/18/25	$ 51,732	$ —
AUD	3,850,000	USD	2,424,092	BNP Paribas	6/18/25	43,297	—
AUD	71,832,000	USD	45,297,640	Standard Chartered Bank	6/18/25	738,076	—
AUD	53,622,670	USD	33,814,740	Standard Chartered Bank	6/18/25	550,975	—
CAD	16,113,000	USD	11,236,982	BNP Paribas	6/18/25	479,187	—
CAD	13,971,000	USD	9,743,181	BNP Paribas	6/18/25	415,486	—
CAD	12,084,000	USD	8,374,288	BNP Paribas	6/18/25	412,294	—
CAD	13,552,000	USD	9,450,752	BNP Paribas	6/18/25	403,250	—
CAD	10,477,000	USD	7,260,627	BNP Paribas	6/18/25	357,465	—
CAD	11,750,000	USD	8,194,092	BNP Paribas	6/18/25	349,630	—
CAD	10,071,000	USD	7,024,780	BNP Paribas	6/18/25	298,099	—
CAD	8,732,000	USD	6,090,793	BNP Paribas	6/18/25	258,465	—
CZK	52,067,584	EUR	2,077,744	Barclays Bank PLC	6/18/25	6,100	—
EGP	601,494,638	USD	11,494,260	Citibank, N.A.	6/18/25	98,463	—
EGP	770,420,817	USD	14,495,218	Societe Generale	6/18/25	353,252	—
EGP	271,435,099	USD	4,917,302	Societe Generale	6/18/25	314,119	—
EGP	225,872,000	USD	4,069,766	Societe Generale	6/18/25	283,509	—
EGP	172,186,615	USD	3,193,076	Societe Generale	6/18/25	125,510	—
EUR	2,076,495	CZK	52,067,584	Barclays Bank PLC	6/18/25	—	(7,519)
EUR	93,491,406	PLN	404,666,334	Barclays Bank PLC	6/18/25	—	(732,508)
EUR	101,747,305	PLN	440,401,000	Barclays Bank PLC	6/18/25	—	(797,194)
EUR	5,575,013	PLN	23,450,000	Citibank, N.A.	6/18/25	136,210	—
EUR	110,586,421	PLN	466,030,533	JPMorgan Chase Bank, N.A.	6/18/25	2,470,818	—
EUR	69,764,891	PLN	294,001,458	JPMorgan Chase Bank, N.A.	6/18/25	1,558,748	—
EUR	16,223,471	PLN	68,215,233	JPMorgan Chase Bank, N.A.	6/18/25	402,991	—
EUR	4,491,690	PLN	18,998,661	UBS AG	6/18/25	81,888	—
EUR	3,678,434	PLN	15,860,000	UBS AG	6/18/25	—	(12,527)
ILS	374,680,368	USD	99,948,881	Barclays Bank PLC	6/18/25	3,130,064	—
JPY	2,582,000,000	USD	17,546,695	Bank of America, N.A.	6/18/25	607,406	—
JPY	1,772,000,000	USD	12,042,116	Bank of America, N.A.	6/18/25	416,856	—
JPY	2,991,985,360	USD	20,492,026	Goldman Sachs International	6/18/25	544,691	—
JPY	2,053,980,000	USD	14,067,653	Goldman Sachs International	6/18/25	373,927	—
JPY	4,918,205,674	USD	33,658,418	Standard Chartered Bank	6/18/25	921,598	—
MXN	29,000,000	USD	1,419,726	Bank of America, N.A.	6/18/25	50,356	—
MXN	737,418,000	USD	35,829,863	Barclays Bank PLC	6/18/25	1,551,686	—
MXN	10,000,000	USD	487,356	Barclays Bank PLC	6/18/25	19,569	—
MXN	803,521,000	USD	39,293,902	Goldman Sachs International	6/18/25	1,438,573	—
MXN	825,000,000	USD	40,042,809	Standard Chartered Bank	6/18/25	1,778,489	—
MXN	489,000,000	USD	23,426,899	Standard Chartered Bank	6/18/25	1,361,725	—
MXN	371,435,000	USD	18,028,244	Standard Chartered Bank	6/18/25	800,719	—
MXN	10,300,000	USD	504,161	Standard Chartered Bank	6/18/25	17,972	—
MXN	395,869,700	USD	18,933,887	UBS AG	6/18/25	1,133,732	—
MYR	71,532,000	USD	16,185,908	Barclays Bank PLC	6/18/25	420,549	—
MYR	23,077,000	USD	5,222,222	Barclays Bank PLC	6/18/25	135,201	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	28,700,000	USD	6,487,342	Goldman Sachs International	6/18/25	$ 175,485	$ —
MYR	470,000	USD	106,842	Goldman Sachs International	6/18/25	2,270	—
MYR	139,330,000	USD	31,662,311	State Street Bank and Trust Company	6/18/25	683,738	—
MYR	62,623,000	USD	14,190,573	State Street Bank and Trust Company	6/18/25	347,621	—
MYR	19,500,000	USD	4,426,989	State Street Bank and Trust Company	6/18/25	100,019	—
NOK	407,090,000	EUR	34,284,150	UBS AG	6/18/25	187,370	—
NOK	209,340,000	EUR	17,736,770	UBS AG	6/18/25	—	(24,797)
NZD	7,456,727	USD	4,342,999	Goldman Sachs International	6/18/25	92,601	—
NZD	53,542,376	USD	30,820,518	HSBC Bank USA, N.A.	6/18/25	1,028,918	—
NZD	88,372,073	USD	51,448,895	UBS AG	6/18/25	1,118,826	—
PLN	1,095,145	EUR	257,409	Bank of America, N.A.	6/18/25	—	(3,008)
PLN	30,581,872	EUR	7,126,919	Bank of America, N.A.	6/18/25	—	(14,486)
PLN	33,552,874	EUR	7,959,111	Bank of America, N.A.	6/18/25	—	(174,715)
PLN	12,329,016	EUR	2,936,225	Barclays Bank PLC	6/18/25	—	(77,428)
PLN	404,666,334	EUR	95,083,610	Barclays Bank PLC	6/18/25	—	(1,076,092)
PLN	131,115,449	EUR	31,157,207	Goldman Sachs International	6/18/25	—	(745,417)
PLN	309,285,551	EUR	73,391,720	JPMorgan Chase Bank, N.A.	6/18/25	—	(1,639,782)
PLN	12,882,146	EUR	2,994,648	UBS AG	6/18/25	2,369	—
PLN	31,313,137	EUR	7,295,612	UBS AG	6/18/25	—	(12,874)
PLN	33,482,218	EUR	7,941,011	UBS AG	6/18/25	—	(172,825)
SEK	175,520,000	EUR	16,073,554	JPMorgan Chase Bank, N.A.	6/18/25	—	(50,124)
SEK	396,480,000	EUR	35,708,223	UBS AG	6/18/25	568,474	—
SGD	35,942,000	USD	26,828,434	Barclays Bank PLC	6/18/25	757,857	—
SGD	62,000,000	USD	46,608,026	BNP Paribas	6/18/25	978,366	—
SGD	86,185,699	USD	64,787,492	Standard Chartered Bank	6/18/25	1,361,966	—
SGD	31,070,000	USD	23,113,862	Standard Chartered Bank	6/18/25	733,060	—
SGD	9,110,000	USD	6,781,453	Standard Chartered Bank	6/18/25	210,677	—
SGD	9,460,000	USD	7,087,390	Standard Chartered Bank	6/18/25	173,372	—
USD	2,386,186	AUD	3,752,177	UBS AG	6/18/25	—	(18,511)
USD	55,072,993	AUD	86,563,493	UBS AG	6/18/25	—	(403,848)
USD	35,111,769	BHD	13,422,878	Standard Chartered Bank	6/18/25	—	(471,732)
USD	16,198,771	CAD	22,417,000	Citibank, N.A.	6/18/25	—	(101,196)
USD	36,258,242	CAD	51,820,000	Citibank, N.A.	6/18/25	—	(1,421,391)
USD	16,286,518	CAD	22,513,000	Standard Chartered Bank	6/18/25	—	(83,254)
USD	118,439,239	CNH	855,616,905	Citibank, N.A.	6/18/25	354,561	—
USD	19,304,751	CNH	139,000,000	Citibank, N.A.	6/18/25	121,201	—
USD	19,670,919	CNH	142,000,000	Citibank, N.A.	6/18/25	73,335	—
USD	40,167,240	CNH	290,000,000	HSBC Bank USA, N.A.	6/18/25	144,005	—
USD	6,392,796	CNH	46,000,000	HSBC Bank USA, N.A.	6/18/25	44,282	—
USD	24,102,428	CNH	173,000,000	Standard Chartered Bank	6/18/25	226,498	—
USD	8,667,900	CNH	62,710,000	Standard Chartered Bank	6/18/25	13,220	—
USD	42,897,374	CNH	313,790,000	Standard Chartered Bank	6/18/25	—	(409,147)
USD	10,405,611	EGP	557,532,666	JPMorgan Chase Bank, N.A.	6/18/25	—	(339,824)
USD	16,555,007	EGP	882,381,865	JPMorgan Chase Bank, N.A.	6/18/25	—	(451,310)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,538,676	EGP	297,429,277	Standard Chartered Bank	6/18/25	$ —	$ (193,736)
USD	5,651,727	EGP	304,065,361	Standard Chartered Bank	6/18/25	—	(208,583)
USD	98,989,804	ILS	374,680,368	Barclays Bank PLC	6/18/25	—	(4,089,141)
USD	6,667,405	JPY	973,489,770	Goldman Sachs International	6/18/25	—	(177,224)
USD	26,977,359	JPY	3,825,980,000	Standard Chartered Bank	6/18/25	76,806	—
USD	516,011	MXN	10,600,000	Standard Chartered Bank	6/18/25	—	(21,329)
USD	618,953	MXN	12,645,207	Standard Chartered Bank	6/18/25	—	(22,064)
USD	534,916	MXN	11,000,000	Standard Chartered Bank	6/18/25	—	(22,702)
USD	20,244,647	MXN	411,000,000	Standard Chartered Bank	6/18/25	—	(589,963)
USD	21,086,082	MXN	427,810,500	Standard Chartered Bank	6/18/25	—	(600,695)
USD	38,942,664	MXN	799,968,000	Standard Chartered Bank	6/18/25	—	(1,609,700)
USD	38,902,956	MXN	800,000,000	Standard Chartered Bank	6/18/25	—	(1,651,030)
USD	48,188,060	MXN	984,482,058	Standard Chartered Bank	6/18/25	—	(1,717,780)
USD	17,229,466	MYR	77,300,000	Credit Agricole Corporate and Investment Bank	6/18/25	—	(716,056)
USD	5,205,506	MYR	23,293,598	Goldman Sachs International	6/18/25	—	(202,201)
USD	8,453,714	MYR	37,783,029	Goldman Sachs International	6/18/25	—	(317,776)
USD	14,776,042	MYR	66,016,402	Goldman Sachs International	6/18/25	—	(549,945)
USD	15,171,398	MYR	67,888,971	Goldman Sachs International	6/18/25	—	(589,314)
USD	17,619,525	MYR	79,050,000	Goldman Sachs International	6/18/25	—	(732,267)
USD	22,013,973	MYR	98,310,000	Goldman Sachs International	6/18/25	—	(809,110)
USD	31,600,362	MYR	139,800,000	Goldman Sachs International	6/18/25	—	(854,800)
USD	11,117,069	MYR	49,760,000	State Street Bank and Trust Company	6/18/25	—	(434,926)
USD	11,171,936	MYR	50,000,000	State Street Bank and Trust Company	6/18/25	—	(435,775)
USD	17,415,453	MYR	77,760,000	State Street Bank and Trust Company	6/18/25	—	(636,860)
USD	24,298,607	MYR	109,040,000	State Street Bank and Trust Company	6/18/25	—	(1,015,490)
USD	549,519	NZD	954,323	Australia and New Zealand Banking Group Limited	6/18/25	—	(18,155)
USD	16,399,572	NZD	28,578,400	Australia and New Zealand Banking Group Limited	6/18/25	—	(600,158)
USD	115,849	NZD	201,582	Bank of America, N.A.	6/18/25	—	(4,061)
USD	212,838	NZD	366,918	Bank of America, N.A.	6/18/25	—	(5,421)
USD	13,224,802	NZD	22,853,105	Bank of America, N.A.	6/18/25	—	(369,263)
USD	105,565	NZD	185,622	Citibank, N.A.	6/18/25	—	(4,852)
USD	195,840	NZD	339,271	Citibank, N.A.	6/18/25	—	(5,973)
USD	14,106,561	NZD	24,373,683	Citibank, N.A.	6/18/25	—	(392,012)
USD	275,128	NZD	473,262	Deutsche Bank AG	6/18/25	—	(6,390)
USD	140,905	NZD	241,448	HSBC Bank USA, N.A.	6/18/25	—	(2,719)
USD	404,844	NZD	703,308	HSBC Bank USA, N.A.	6/18/25	—	(13,515)
USD	578,088	NZD	1,004,272	HSBC Bank USA, N.A.	6/18/25	—	(19,299)
USD	55,161,788	NZD	95,828,800	HSBC Bank USA, N.A.	6/18/25	—	(1,841,532)
USD	5,526,792	NZD	9,196,199	Standard Chartered Bank	6/18/25	56,476	—
USD	5,275,264	NZD	9,434,133	Standard Chartered Bank	6/18/25	—	(336,586)
USD	10,835,178	NZD	18,877,570	Standard Chartered Bank	6/18/25	—	(394,058)
USD	13,739,099	NZD	24,016,339	UBS AG	6/18/25	—	(546,910)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	79,523,888	NZD	142,990,000	UBS AG	6/18/25	$ —	$ (5,533,055)
USD	11,380,379	SAR	42,945,000	Standard Chartered Bank	6/18/25	—	(61,948)
USD	824	SGD	1,080	Citibank, N.A.	6/18/25	—	(5)
USD	9,545,560	SGD	12,510,401	Citibank, N.A.	6/18/25	—	(56,454)
USD	10,677,210	SGD	14,000,000	Citibank, N.A.	6/18/25	—	(68,105)
USD	3,547,858	SGD	4,650,000	JPMorgan Chase Bank, N.A.	6/18/25	—	(21,121)
USD	3,816,874	SGD	5,005,448	Standard Chartered Bank	6/18/25	—	(24,920)
USD	12,204,592	SGD	16,000,000	Standard Chartered Bank	6/18/25	—	(75,767)
USD	16,018,856	SGD	21,000,000	UBS AG	6/18/25	—	(99,115)
USD	178,911,822	ZAR	3,493,849,104	Barclays Bank PLC	6/18/25	—	(8,271,749)
USD	145,409,735	ZAR	2,696,777,241	HSBC Bank USA, N.A.	6/18/25	929,428	—
USD	5,059,651	ZAR	93,836,581	HSBC Bank USA, N.A.	6/18/25	32,340	—
ZAR	4,501,653,564	USD	232,379,391	Barclays Bank PLC	6/18/25	8,797,478	—
ZAR	137,061,605	USD	7,230,799	Barclays Bank PLC	6/18/25	112,300	—
ZAR	93,836,581	USD	4,806,397	Citibank, N.A.	6/18/25	220,914	—
ZAR	342,687,940	USD	17,908,304	Goldman Sachs International	6/18/25	451,261	—
ZAR	1,209,223,236	USD	63,998,351	HSBC Bank USA, N.A.	6/18/25	785,994	—
TRY	566,168,758	USD	13,675,683	Standard Chartered Bank	6/23/25	229,394	—
USD	13,480,101	TRY	566,168,758	Standard Chartered Bank	6/23/25	—	(424,976)
UZS	28,327,715,000	USD	1,978,883	Standard Chartered Bank	6/23/25	171,719	—
TRY	163,437,941	USD	3,878,359	Standard Chartered Bank	6/24/25	131,382	—
USD	3,831,939	TRY	163,437,941	Standard Chartered Bank	6/24/25	—	(177,803)
EGP	357,517,247	USD	6,785,296	Citibank, N.A.	6/25/25	83,525	—
USD	1,824,466	EGP	98,484,704	Standard Chartered Bank	6/25/25	—	(67,677)
UZS	54,515,157,000	USD	3,829,656	ICBC Standard Bank plc	6/26/25	305,137	—
UZS	43,221,434,000	USD	3,028,832	ICBC Standard Bank plc	6/27/25	248,334	—
UZS	43,433,385,275	USD	3,028,827	ICBC Standard Bank plc	6/30/25	261,291	—
UZS	109,007,336,242	USD	7,659,313	ICBC Standard Bank plc	7/1/25	595,488	—
EGP	53,780,069	USD	1,018,755	Citibank, N.A.	7/7/25	8,955	—
EGP	233,095,228	USD	4,257,447	HSBC Bank USA, N.A.	7/8/25	194,759	—
USD	1,824,467	EGP	99,123,267	Standard Chartered Bank	7/9/25	—	(67,921)
EGP	400,930,000	USD	7,488,420	Citibank, N.A.	7/10/25	162,186	—
EGP	54,031,586	USD	994,141	Standard Chartered Bank	7/10/25	36,897	—
USD	9,625,617	EGP	555,398,109	Standard Chartered Bank	7/10/25	—	(972,572)
UZS	32,684,590,000	USD	2,281,647	Deutsche Bank AG	7/10/25	186,451	—
MXN	1,210,385,000	USD	59,000,000	JPMorgan Chase Bank, N.A.	7/22/25	2,090,903	—
MXN	714,002,000	USD	33,406,370	Standard Chartered Bank	7/22/25	2,630,946	—
USD	37,377,719	MXN	768,000,000	Citibank, N.A.	7/22/25	—	(1,384,999)
USD	33,482,708	MXN	714,002,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(2,554,608)
USD	21,517,864	MXN	442,385,000	Standard Chartered Bank	7/22/25	—	(810,320)
EGP	421,271,260	USD	7,673,429	Citibank, N.A.	7/24/25	311,999	—
USD	7,741,111	EGP	421,271,261	Standard Chartered Bank	7/24/25	—	(244,317)
EGP	267,430,000	USD	4,854,420	Citibank, N.A.	7/29/25	202,879	—
KZT	4,152,385,318	USD	7,874,956	JPMorgan Chase Bank, N.A.	7/30/25	—	(49,884)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	2,137,272,300	USD	3,956,373	ICBC Standard Bank plc	8/7/25	$ 55,603	$ —
EGP	200,338,323	USD	3,669,872	Goldman Sachs International	8/11/25	96,178	—
EGP	567,390,906	USD	10,397,488	Citibank, N.A.	8/12/25	263,878	—
USD	2,036,444	EGP	111,474,930	Standard Chartered Bank	8/12/25	—	(58,188)
USD	5,300,987	EGP	289,964,000	Standard Chartered Bank	8/12/25	—	(147,482)
UZS	71,500,000,000	USD	5,000,000	Deutsche Bank AG	8/21/25	334,076	—
ARS	16,198,403,000	USD	13,589,264	Goldman Sachs International	8/26/25	—	(761,366)
USD	5,793,419	ARS	8,099,200,000	Goldman Sachs International	8/26/25	—	(620,529)
USD	5,752,275	ARS	8,099,203,000	Goldman Sachs International	8/26/25	—	(661,675)
UZS	24,959,128,000	USD	1,757,685	ICBC Standard Bank plc	8/29/25	99,991	—
UZS	24,959,125,000	USD	1,757,685	JPMorgan Chase Bank, N.A.	8/29/25	99,991	—
UZS	25,003,069,000	USD	1,757,685	JPMorgan Chase Bank, N.A.	9/4/25	100,017	—
UZS	67,068,991,000	USD	4,706,596	Citibank, N.A.	9/8/25	270,775	—
EGP	148,476,802	USD	2,659,445	Goldman Sachs International	9/11/25	94,016	—
TRY	653,424,028	USD	14,493,274	Standard Chartered Bank	9/22/25	—	(15,663)
USD	14,313,665	TRY	653,424,028	Standard Chartered Bank	9/22/25	—	(163,946)
UZS	50,181,155,361	USD	3,713,272	ICBC Standard Bank plc	9/25/25	—	(7,478)
TRY	714,920,744	USD	15,575,740	Standard Chartered Bank	9/26/25	198,046	—
USD	8,009,005	TRY	363,619,730	Standard Chartered Bank	9/26/25	—	(13,786)
USD	7,735,631	TRY	351,301,014	Standard Chartered Bank	9/26/25	—	(15,364)
USD	3,197,575	NGN	6,251,259,000	Goldman Sachs International	10/7/25	—	(402,637)
NGN	834,600,000	USD	439,263	JPMorgan Chase Bank, N.A.	10/9/25	40,947	—
USD	515,185	NGN	834,600,000	Goldman Sachs International	10/9/25	34,975	—
USD	3,103,445	NGN	6,023,942,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(360,971)
EGP	215,697,674	USD	3,922,132	Citibank, N.A.	10/15/25	19,570	—
EGP	518,040,000	USD	9,072,504	JPMorgan Chase Bank, N.A.	10/15/25	394,262	—
USD	7,738,608	EGP	425,236,522	Standard Chartered Bank	10/15/25	—	(32,249)
USD	4,629,573	NGN	9,073,962,235	JPMorgan Chase Bank, N.A.	10/15/25	—	(576,730)
EGP	520,815,000	USD	9,125,898	Standard Chartered Bank	10/23/25	359,024	—
MXN	190,675,400	USD	8,943,122	Bank of America, N.A.	10/24/25	570,180	—
MXN	280,650,000	USD	13,577,649	UBS AG	10/24/25	424,725	—
USD	13,578,624	MXN	280,649,800	Standard Chartered Bank	10/24/25	—	(423,739)
USD	8,941,402	MXN	190,675,400	UBS AG	10/24/25	—	(571,900)
EGP	170,845,059	USD	3,061,739	Goldman Sachs International	10/27/25	44,326	—
EGP	1,000,000,000	USD	17,860,970	HSBC Bank USA, N.A.	10/27/25	319,626	—
USD	7,170,891	HKD	55,530,000	Bank of America, N.A.	12/9/25	—	(10,284)
USD	17,009,983	HKD	131,710,000	JPMorgan Chase Bank, N.A.	12/9/25	—	(22,838)
USD	51,259,918	HKD	396,900,000	JPMorgan Chase Bank, N.A.	12/9/25	—	(67,443)
UZS	192,939,772,793	USD	12,585,765	Deutsche Bank AG	1/20/26	1,236,958	—
UZS	41,580,552,833	USD	2,711,657	Deutsche Bank AG	1/20/26	267,285	—
USD	38,349,212	KWD	11,726,516	Standard Chartered Bank	2/24/26	—	(132,371)
USD	37,983,999	KWD	11,615,600	Standard Chartered Bank	2/24/26	—	(133,603)
USD	56,976,005	KWD	17,449,041	Standard Chartered Bank	2/24/26	—	(284,542)
USD	618,751	NGN	1,075,389,000	Citibank, N.A.	2/26/26	43,288	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,333,813	NGN	5,777,498,000	Citibank, N.A.	2/27/26	$ 243,824	$ —
TRY	701,894,634	USD	13,703,369	Standard Chartered Bank	3/23/26	—	(692,529)
USD	13,236,945	TRY	701,894,634	Standard Chartered Bank	3/23/26	226,106	—
UZS	53,922,250,000	USD	3,359,642	Standard Chartered Bank	3/25/26	445,696	—
TRY	830,180,298	USD	15,575,740	Standard Chartered Bank	3/26/26	—	(229,779)
USD	2,903,202	TRY	155,612,857	Standard Chartered Bank	3/26/26	26,683	—
USD	12,460,393	TRY	674,567,441	Standard Chartered Bank	3/26/26	—	(9,050)
UZS	30,180,370,000	USD	1,874,557	Deutsche Bank AG	10/5/26	147,143	—
UZS	133,280,602,632	USD	8,278,298	Deutsche Bank AG	10/7/26	644,804	—
USD	630,041	JPY	89,508,986	BNP Paribas	1/7/27	—	(30,035)
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	—	(91,410)
USD	2,530,242	JPY	364,488,110	Standard Chartered Bank	1/7/27	—	(157,644)
USD	18,803,965	KWD	5,678,843	Standard Chartered Bank	3/3/27	68,780	—
UZS	64,538,403,000	USD	3,598,461	Deutsche Bank AG	10/25/27	298,720	—
UZS	67,696,635,000	USD	3,786,589	Deutsche Bank AG	11/8/27	285,968	—
						$77,404,651	$(69,608,562)
Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
USD vs. INR, 6 month term	Citibank, N.A.	4.69%	10/15/25	$44,463,000	$23,699
USD vs. INR, 6 month term	Deutsche Bank AG	4.80	10/15/25	44,463,000	(3,424)
USD vs. INR, 6 month term	Deutsche Bank AG	4.58	10/20/25	44,460,000	51,707
USD vs. INR, 6 month term	JPMorgan Chase Bank, N.A.	4.60	10/17/25	19,341,000	19,960
					$91,942
(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 6 months with a strike rate to be determined on this date.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/8/25	COP	92,499,000	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	$21,890,301	$(297,161)
5/8/25	COP	55,929,628	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	13,410,552	(174,556)
5/8/25	COP	27,964,812	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	6,721,927	(103,929)
5/8/25	COP	8,604,560	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	2,063,828	(27,521)
						$(603,167)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	4,607	Long	11/28/25	$ 278,170,660	$(13,886,561)
Gold	233	Long	6/26/25	77,335,030	2,968,423
LME Copper	249	Long	7/14/25	56,846,389	(1,264,130)
Silver	489	Long	7/29/25	80,264,460	(2,156,319)
Brent Crude Oil	(4,561)	Short	7/31/25	(275,621,230)	(1,199,895)
LME Copper	(249)	Short	7/14/25	(56,846,389)	58,566
Equity Futures
Euro Stoxx Bank	(4,464)	Short	6/20/25	(46,175,299)	(1,587,165)
FTSE KLCI Index	(1,507)	Short	5/30/25	(26,752,555)	(391,951)
S&P/TSX 60 Index	(301)	Short	6/19/25	(65,282,896)	(847,172)
STOXX Europe 600 Index	(2,005)	Short	6/20/25	(59,441,629)	1,633,616
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	940	Long	6/18/25	113,769,375	2,777,895
Euro-Bobl	(741)	Short	6/6/25	(100,422,474)	(1,538,839)
Euro-Bund	(602)	Short	6/6/25	(89,870,798)	(371,171)
Euro-Buxl	(32)	Short	6/6/25	(4,498,776)	(100,076)
Euro-Schatz	(163)	Short	6/6/25	(19,863,299)	(102,616)
Japan 10-Year Bond	(4)	Short	6/13/25	(3,934,816)	(81,727)
U.S. 2-Year Treasury Note	(58)	Short	6/30/25	(12,072,609)	(60,230)
U.S. 5-Year Treasury Note	(1,488)	Short	6/30/25	(162,482,626)	(1,406,091)
U.S. 10-Year Treasury Note	(1,102)	Short	6/18/25	(123,665,063)	(935,608)
U.S. Long Treasury Bond	(734)	Short	6/18/25	(85,602,750)	(1,612,355)
U.S. Ultra 10-Year Treasury Note	(296)	Short	6/18/25	(33,961,375)	(295,361)
					$(20,398,767)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	57,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	$ (25,991)	$ —	$(25,991)
USD	38,470	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	(43,113)	—	(43,113)
USD	41,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(53,053)	—	(53,053)
							$(122,157)	$ —	$(122,157)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	106,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	$ 51,831	$ —	$ 51,831
CNY	185,350	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	93,387	—	93,387
CNY	79,040	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	42,391	—	42,391
CNY	154,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	84,963	—	84,963
CNY	78,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	43,799	—	43,799
CNY	104,580	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	62,885	—	62,885
CNY	78,870	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	49,988	—	49,988
CNY	111,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	70,426	—	70,426
CNY	77,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	51,437	—	51,437
CNY	129,630	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	88,056	—	88,056

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	34,436,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	$ 53,539	$(14,799)	$ 38,740
COP	34,436,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(52,637)	—	(52,637)
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(75,991)	—	(75,991)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	338,991	—	338,991
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	125,672	—	125,672
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	166,626	—	166,626
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	55,718	—	55,718
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	117,064	—	117,064
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	106,098	—	106,098
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	958,194	(1,497)	956,697
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	939,257	643	939,900
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,040,209	(106)	1,040,103
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	241,351	33	241,384
INR	1,900,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	264,994	—	264,994
INR	2,300,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	363,821	—	363,821
INR	1,824,500	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	491,289	—	491,289
INR	1,028,620	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	279,579	—	279,579
INR	1,183,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	328,965	—	328,965
INR	1,054,318	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	293,491	—	293,491
INR	2,186,840	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	610,963	—	610,963
INR	1,062,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	299,075	—	299,075
INR	1,066,903	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	299,961	—	299,961
INR	797,122	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	226,730	—	226,730

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	1,751,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	$ 564,863	$ —	$ 564,863
INR	2,095,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	678,482	—	678,482
INR	1,029,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	53,799	—	53,799
INR	1,595,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	86,383	—	86,383
INR	2,276,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.78% (pays semi-annually)	6/18/30	210,453	—	210,453
KRW	11,989,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.57% (pays quarterly)	3/19/30	117,919	—	117,919
KRW	25,922,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	282,215	—	282,215
KRW	52,869,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	583,813	—	583,813
KRW	21,147,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	240,812	—	240,812
KRW	20,235,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	300,211	—	300,211
KRW	26,606,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	401,614	—	401,614
KRW	53,381,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	819,588	—	819,588
KRW	7,569,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	(118,015)	—	(118,015)
KRW	13,642,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(257,737)	—	(257,737)
KRW	27,970,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(545,072)	—	(545,072)
KRW	11,154,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(224,608)	—	(224,608)
KRW	10,659,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(278,313)	—	(278,313)
KRW	14,157,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(370,108)	—	(370,108)
KRW	28,310,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(763,088)	—	(763,088)
NZD	44,080	Receives	3-month NZD Bank Bill (pays quarterly)	3.95% (pays semi-annually)	6/18/35	(11,830)	—	(11,830)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	20,112	Receives	3-month NZD Bank Bill (pays quarterly)	4.03% (pays semi-annually)	6/18/35	$ (90,175)	$ —	$ (90,175)
NZD	24,190	Receives	3-month NZD Bank Bill (pays quarterly)	4.11% (pays semi-annually)	6/18/35	(203,230)	—	(203,230)
NZD	24,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.15% (pays semi-annually)	6/18/35	(245,909)	—	(245,909)
NZD	45,700	Receives	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/18/35	(541,909)	—	(541,909)
NZD	62,650	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(820,574)	—	(820,574)
NZD	23,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/18/35	(302,389)	—	(302,389)
NZD	88,580	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	(1,362,268)	—	(1,362,268)
PLN	33,572	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	6,040	—	6,040
PLN	131,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	(101,198)	—	(101,198)
PLN	173,708	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(228,100)	—	(228,100)
THB	265,920	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(15,809)	—	(15,809)
THB	629,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(35,605)	—	(35,605)
THB	1,110,600	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(48,357)	—	(48,357)
THB	644,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(14,066)	—	(14,066)
THB	531,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(1,613)	—	(1,613)
THB	638,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(1,473)	—	(1,473)
THB	642,380	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(90)	—	(90)
THB	780,400	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	1,359	—	1,359
THB	1,064,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	7,549	—	7,549
THB	2,091,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	23,919	—	23,919
TWD	1,467,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(775,185)	—	(775,185)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	459,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	$ (62,155)	$ —	$ (62,155)
TWD	445,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(254,140)	—	(254,140)
TWD	934,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(541,428)	—	(541,428)
TWD	855,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(498,868)	—	(498,868)
TWD	811,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(289,606)	—	(289,606)
TWD	439,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(164,810)	—	(164,810)
TWD	580,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(220,920)	—	(220,920)
USD	4,270	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	154,048	1,711	155,759
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(196,907)	(2,063)	(198,970)
Total						$3,059,634	$(16,078)	$3,043,556
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$ 6,198	1.00% (pays quarterly)(1)	6.86%	6/20/30	$(1,417,073)	$1,598,075	$181,002
Nigeria	4,560	1.00% (pays quarterly)(1)	6.19	6/20/30	(941,726)	1,256,883	315,157
Total	$10,758				$(2,358,799)	$2,854,958	$496,159
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$399,100	1.00% (pays quarterly)(1)	6/20/30	$ (854,566)	$ 1,555,202	$ 700,636
Malaysia	61,000	1.00% (pays quarterly)(1)	6/20/30	(1,137,453)	1,031,967	(105,486)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	184,766	1.00% (pays quarterly)(1)	6/20/30	7,971,430	(10,096,199)	(2,124,769)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)	58,062	5.00% (pays quarterly)(1)	6/20/30	(2,366,115)	1,089,263	(1,276,852)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Poland	$33,650	1.00% (pays quarterly)(1)	6/20/29	$ (541,945)	$ 320,689	$ (221,256)
Poland	28,299	1.00% (pays quarterly)(1)	6/20/30	(399,555)	350,441	(49,114)
Qatar	20,242	1.00% (pays quarterly)(1)	6/20/30	(620,290)	567,151	(53,139)
Saudi Arabia	126,107	1.00% (pays quarterly)(1)	6/20/30	(1,120,792)	1,684,435	563,643
South Africa	229,549	1.00% (pays quarterly)(1)	6/20/30	14,362,696	(14,939,717)	(577,021)
South Africa	9,464	1.00% (pays quarterly)(1)	6/20/31	832,906	(885,771)	(52,865)
Total				$16,126,316	$(19,322,539)	$(3,196,223)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Benin	Barclays Bank PLC	$ 1,100	1.00% (pays quarterly)(1)	3.32%	6/20/27	$ (49,633)	$ 64,886	$ 15,253
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	3.32	6/20/27	(49,633)	63,446	13,813
Benin	Barclays Bank PLC	18,400	1.00% (pays quarterly)(1)	3.57	12/20/27	(1,118,048)	1,308,796	190,748
Benin	Citibank, N.A.	1,653	1.00% (pays quarterly)(1)	3.73	6/20/28	(125,092)	179,651	54,559
India	BNP Paribas	24,000	1.00% (pays quarterly)(1)	0.79	6/20/30	267,844	(220,394)	47,450
India	Deutsche Bank AG	5,000	1.00% (pays quarterly)(1)	0.79	6/20/30	55,801	(50,549)	5,252
India	Deutsche Bank AG	8,000	1.00% (pays quarterly)(1)	0.84	6/20/30	69,524	(73,465)	(3,941)
India	Goldman Sachs International	24,000	1.00% (pays quarterly)(1)	0.79	6/20/30	267,844	(242,635)	25,209
India	Goldman Sachs International	19,000	1.00% (pays quarterly)(1)	0.84	6/20/30	165,120	(192,086)	(26,966)
Ivory Coast	Barclays Bank PLC	14,668	1.00% (pays quarterly)(1)	1.84	6/20/25	(165)	35,098	34,933
Ivory Coast	Barclays Bank PLC	18,000	1.00% (pays quarterly)(1)	1.84	6/20/25	(203)	36,928	36,725
Ivory Coast	Barclays Bank PLC	6,486	1.00% (pays quarterly)(1)	3.09	6/20/27	(263,637)	359,513	95,876
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(1)	3.09	6/20/27	(613,769)	838,331	224,562
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(1)	3.09	6/20/27	(683,725)	932,771	249,046

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	Bank of America, N.A.	$ 7,792	1.00% (pays quarterly)(1)	2.17%	6/20/30	$ (401,572)	$ 320,214	$ (81,358)
Panama	Citibank, N.A.	23,379	1.00% (pays quarterly)(1)	2.17	6/20/30	(1,204,870)	1,011,667	(193,203)
Panama	Goldman Sachs International	224,319	1.00% (pays quarterly)(1)	2.17	6/20/30	(11,565,298)	10,035,364	(1,529,934)
Panama	JPMorgan Chase Bank, N.A.	22,000	1.00% (pays quarterly)(1)	2.26	6/20/30	(1,219,734)	897,034	(322,700)
Petroleos Mexicanos	Deutsche Bank AG	61,841	4.00% (pays monthly)	4.68	7/6/26	(244,896)	—	(244,896)
Petroleos Mexicanos	Deutsche Bank AG	73,660	4.20% (pays monthly)	4.80	9/20/26	(195,224)	—	(195,224)
Petroleos Mexicanos	Goldman Sachs International	11,557	1.00% (pays quarterly)(1)	4.66	6/20/26	(446,973)	504,031	57,058
Thailand	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	0.62	6/20/30	283,714	(263,710)	20,004
Vietnam	Bank of America, N.A.	4,400	1.00% (pays quarterly)(1)	1.20	6/20/30	(35,097)	108,060	72,963
Total		$617,276				$(17,107,722)	$15,652,951	$(1,454,771)
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Barclays Bank PLC	$25,486	1.00% (pays quarterly)(1)	6/20/31	$ (93,141)	$(288,170)	$(381,311)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(1)	6/20/35	1,235,480	(609,535)	625,945
Total					$1,142,339	$(897,705)	$ 244,634
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $628,034,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	292,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/27/25	$(358,223)
BNP Paribas	USD	30,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/27/25	(59,755)
Citibank, N.A.	USD	82,400	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	5/19/25	132,277
Citibank, N.A.	USD	31,800	Excess Return on Citi Commodities F6 vs F0 Carry Index (pays upon termination)	Excess Return on Citi Commodities Index + 0.20% (pays upon termination)	5/14/25	463,811
						$178,110
Abbreviations:
ADR	– American Depositary Receipt
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt

LME	– London Metal Exchange
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling

KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

USD	– United States Dollar
UZS	– Uzbekistani Som

ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $3,980,908,043)	$4,047,053,763
Affiliated investments, at value (identified cost $77,408,033)	77,408,033
Deposits for derivatives collateral:
Futures contracts	40,963,077
Centrally cleared derivatives	116,987,181
OTC derivatives	3,620,000
Cash collateral for securities sold short	259,285,491
Foreign currency, at value (identified cost $18,930,236)	18,912,970
Interest and dividends receivable	83,179,179
Dividends receivable from affiliated investments	537,572
Receivable for investments sold	115,041,091
Receivable for variation margin on open centrally cleared derivatives	6,687,179
Receivable for open forward foreign currency exchange contracts	77,404,651
Receivable for open forward volatility agreements	95,366
Receivable for open swap contracts	2,365,484
Upfront payments on open OTC swap contracts	1,940,544
Receivable for premiums on written options	230,720
Tax reclaims receivable	3,073
Trustees' deferred compensation plan	163,545
Total assets	$4,851,878,919
Liabilities
Cash collateral due to brokers	$3,620,000
Payable for reverse repurchase agreements, including accrued interest of $1,005,714	243,011,017
Written options outstanding, at value (premiums received $4,234,785)	2,952,594
Payable for investments purchased	38,728,347
Payable for when-issued securities	5,861,427
Payable for securities sold short, at value (proceeds $431,069,597)	430,004,089
Payable for closed written options	3,812,490
Payable for variation margin on open futures contracts	3,399,543
Payable for open forward foreign currency exchange contracts	69,608,562
Payable for open forward volatility agreements	3,424
Payable for open swap contracts	3,397,511
Payable for closed swap contracts	306,003
Upfront receipts on open OTC swap contracts	16,695,790
Payable for open non-deliverable bond forward contracts	603,167
Due to custodian	5,200,025
Payable to affiliates:
Investment adviser fee	3,005,684
Trustees' fees	9,223
Trustees' deferred compensation plan	163,545
Other	47,098
Interest and dividends payable on securities sold short	5,447,742
Accrued expenses	1,875,320
Total liabilities	$837,752,601
Net Assets applicable to investors' interest in Portfolio	$4,014,126,318

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $363,515)	$8,964,472
Dividend income from affiliated investments	3,126,962
Interest income (net of foreign taxes withheld of $4,440,978)	187,023,444
Other income	28,451
Total investment income	$199,143,329
Expenses
Investment adviser fee	$16,440,387
Trustees’ fees and expenses	54,250
Custodian fee	1,382,599
Legal and accounting services	103,298
Interest expense and fees	6,413,263
Interest and dividend expense on securities sold short	21,311,914
Miscellaneous	100,009
Total expenses	$45,805,720
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$113,347
Total expense reductions	$113,347
Net expenses	$45,692,373
Net investment income	$153,450,956
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$32,702,627
Written options	740,127
Securities sold short	15,293,784
Futures contracts	17,661,409
Swap contracts	23,147,752
Foreign currency transactions	7,231,199
Forward foreign currency exchange contracts	16,473,772
Non-deliverable bond forward contracts	(760,112)
Net realized gain	$112,490,558
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $32,209)	$55,252,623
Written options	1,296,641
Forward volatility agreements	91,942
Securities sold short	1,174,631
Futures contracts	(11,648,166)
Swap contracts	(5,970,818)
Foreign currency	(9,977,076)
Forward foreign currency exchange contracts	(31,789,071)
Non-deliverable bond forward contracts	(603,167)
Net change in unrealized appreciation (depreciation)	$(2,172,461)
Net realized and unrealized gain	$110,318,097
Net increase in net assets from operations	$263,769,053

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$153,450,956	$208,119,729
Net realized gain (loss)	112,490,558	(117,501,266)
Net change in unrealized appreciation (depreciation)	(2,172,461)	165,326,856
Net increase in net assets from operations	$263,769,053	$255,945,319
Capital transactions:
Contributions	$728,854,659	$649,205,893
Withdrawals	(148,186,439)	(208,479,950)
Net increase in net assets from capital transactions	$580,668,220	$440,725,943
Net increase in net assets	$844,437,273	$696,671,262
Net Assets
At beginning of period	$3,169,689,045	$2,473,017,783
At end of period	$4,014,126,318	$3,169,689,045

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Consolidated Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	2.58%(3)	1.95%	1.69%	1.18%	1.12%	1.15%
Net expenses(2)	2.58%(3)(4)	1.93%(4)	1.68%(4)	1.17%(4)	1.12%	1.11%
Net investment income	8.68%(3)	7.40%	5.97%	6.13%	5.37%	5.69%
Portfolio Turnover	85%(5)	129%	56%	94%	82%	80%
Total Return	7.91%(5)	9.98%	9.60%	(4.83)%	5.94%	6.57%
Net assets, end of period (000’s omitted)	$4,014,126	$3,169,689	$2,473,018	$1,944,771	$2,632,155	$3,045,720
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.57%, 0.91%, 0.68%, 0.16%, 0.11% and 0.09%, of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 59.9%, 39.5% and 0.6%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2025 were $31,608,717 or 0.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

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Notes to Consolidated Financial Statements (Unaudited) — continued

F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of

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Notes to Consolidated Financial Statements (Unaudited) — continued

centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability

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Notes to Consolidated Financial Statements (Unaudited) — continued

and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
S  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
T  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
U  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
V  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
W  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
X  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

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Notes to Consolidated Financial Statements (Unaudited) — continued

Y  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
Z  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $16,440,387 or 0.93% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $105,328 relating to the Portfolio’s investment in the Liquidity Fund. Pursuant to an expense reimbursement, BMR waived and/or reimbursed $8,019 of the Portfolio’s operating expenses for the six months ended April 30, 2025.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

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Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$3,055,962,135	$1,904,177,186
U.S. Government and Agency Securities	27,744,903	95,915,615
	$3,083,707,038	$2,000,092,801
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,566,373,267
Gross unrealized appreciation	$181,320,689
Gross unrealized depreciation	(313,393,825)
Net unrealized depreciation	$(132,073,136)
5  Restricted Securities
At April 30, 2025, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 7,772,760
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000	13,000,000	14,037,400
Total Restricted Securities			$21,600,000	$21,810,160
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Consolidated Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

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Notes to Consolidated Financial Statements (Unaudited) — continued

Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $91,896,435. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $72,719,413 at April 30, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$2,635,160	$ —	$ —	$2,379,108	$ —	$5,014,268
Not applicable	3,026,989*	23,167,032*	1,633,616*	35,078,943*	15,551,712*	78,458,292
Receivable for open forward foreign currency exchange contracts	—	—	—	77,404,651	—	77,404,651
Receivable for open forward volatility agreements	—	—	—	95,366	—	95,366
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	596,088	2,345,327	—	—	—	2,941,415
Total Asset Derivatives	$6,258,237	$25,512,359	$1,633,616	$114,958,068	$15,551,712	$163,913,992
Derivatives not subject to master netting or similar agreements	$5,662,149	$23,167,032	$1,633,616	$35,078,943	$15,551,712	$81,093,452
Total Asset Derivatives subject to master netting or similar agreements	$596,088	$2,345,327	$ —	$79,879,125	$ —	$82,820,540
Written options outstanding, at value	$ —	$ —	$ —	$(2,952,594)	$ —	$(2,952,594)
Not applicable	(18,506,905)*	(9,399,515)*	(2,826,288)*	(54,346,822)*	(16,340,414)*	(101,419,944)
Payable for open forward foreign currency exchange contracts	—	—	—	(69,608,562)	—	(69,608,562)
Payable for open forward volatility agreements	—	—	—	(3,424)	—	(3,424)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	(417,978)	(18,310,710)	—	—	—	(18,728,688)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(603,167)	(603,167)
Total Liability Derivatives	$(18,924,883)	$(27,710,225)	$(2,826,288)	$(126,911,402)	$(16,943,581)	$(193,316,379)
Derivatives not subject to master netting or similar agreements	$(18,506,905)	$(9,399,515)	$(2,826,288)	$(54,346,822)	$(16,340,414)	$(101,419,944)
Total Liability Derivatives subject to master netting or similar agreements	$(417,978)	$(18,310,710)	$ —	$(72,564,580)	$(603,167)	$(91,896,435)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$8,291,232	$(1,512,509)	$(6,778,723)	$ —	$ —	$ —
Barclays Bank PLC	15,363,353	(15,363,353)	—	—	—	—
BNP Paribas	5,179,272	(30,035)	(4,155,693)	(400,000)	593,544	400,000
Citibank, N.A.	3,745,321	(3,149,233)	(478,933)	—	117,155	—
Deutsche Bank AG	4,033,623	(2,155,413)	(127,913)	—	1,750,297	—
Goldman Sachs International	5,721,913	(5,721,913)	—	—	—	—
HSBC Bank USA, N.A.	3,726,237	(2,141,235)	(1,538,809)	—	46,193	—
ICBC Standard Bank plc	2,743,841	(603,059)	—	(2,140,782)	—	2,150,000
JPMorgan Chase Bank, N.A.	11,097,544	(10,692,995)	(404,549)	—	—	—
Societe Generale	1,076,390	—	—	(1,070,000)	6,390	1,070,000
Standard Chartered Bank	15,577,075	(15,577,075)	—	—	—	—
State Street Bank and Trust Company	1,657,232	(1,657,232)	—	—	—	—
UBS AG	4,607,507	(4,607,507)	—	—	—	—
	$82,820,540	$(63,211,559)	$(13,484,620)	$(3,610,782)	$2,513,579	$3,620,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Australia and New Zealand Banking Group Limited	$(618,313)	$ —	$618,313	$ —	$ —	$ —
Bank of America, N.A.	(1,512,509)	1,512,509	—	—	—	—
Barclays Bank PLC	(16,995,373)	15,363,353	1,632,020	—	—	—
BNP Paribas	(448,013)	30,035	417,978	—	—	—
Citibank, N.A.	(5,405,826)	3,149,233	2,256,593	—	—	—
Credit Agricole Corporate and Investment Bank	(716,056)	—	683,182	—	(32,874)	—
Deutsche Bank AG	(2,155,413)	2,155,413	—	—	—	—
Goldman Sachs International	(21,931,994)	5,721,913	16,210,081	—	—	—
HSBC Bank USA, N.A.	(2,141,235)	2,141,235	—	—	—	—
ICBC Standard Bank plc	(603,059)	603,059	—	—	—	—
JPMorgan Chase Bank, N.A.	(10,692,995)	10,692,995	—	—	—	—
Standard Chartered Bank	(17,168,442)	15,577,075	1,591,367	—	—	—
State Street Bank and Trust Company	(2,663,225)	1,657,232	1,005,993	—	—	—

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
UBS AG	$(8,843,982)	$4,607,507	$4,236,475	$ —	$ —	$ —
	$(91,896,435)	$63,211,559	$28,652,002	$ —	$(32,874)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$3,620,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2025 is included at Note 8.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(943,870)	$ —	$ —	$(767,813)	$(517,572)	$(2,229,255)
Written options	—	—	—	740,127	—	740,127
Futures contracts	22,821,901	—	(8,382,175)	—	3,221,683	17,661,409
Swap contracts	163,776	11,222,974	(999,394)	—	12,760,396	23,147,752
Forward foreign currency exchange contracts	—	—	—	16,473,772	—	16,473,772
Non-deliverable bond forward contracts	—	—	—	—	(760,112)	(760,112)
Total	$22,041,807	$11,222,974	$(9,381,569)	$16,446,086	$14,704,395	$55,033,693
Change in unrealized appreciation (depreciation):
Investments(1)	$614,150	$ —	$ —	$(164,541)	$517,468	$967,077
Written options	—	—	—	1,296,641	—	1,296,641
Forward volatility agreements	—	—	—	91,942	—	91,942
Futures contracts	(14,968,177)	—	(3,136,390)	—	6,456,401	(11,648,166)
Swap contracts	(44,639)	(1,997,899)	—	—	(3,928,280)	(5,970,818)
Forward foreign currency exchange contracts	—	—	—	(31,789,071)	—	(31,789,071)
Non-deliverable bond forward contracts	—	—	—	—	(603,167)	(603,167)
Total	$(14,398,666)	$(1,997,899)	$(3,136,390)	$(30,565,029)	$2,442,422	$(47,655,562)
(1)	Relates to purchased options and swaptions.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements	Non-Deliverable Bond Forward Contracts
$890,841,000	$548,790,000	$6,304,605,000	$21,818,000	$6,254,000
Purchased Swaptions	Swap Contracts
$37,957,000	$5,944,917,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately $265,709,000 and $308,074,000, respectively.
The average number of purchased options contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was 3,722.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	12/19/24	On Demand(1)	4.80%	USD	13,956,105	$14,201,732
Barclays Bank PLC	12/19/24	On Demand(1)	4.90	USD	6,931,250	7,055,782
Barclays Bank PLC	12/19/24	On Demand(1)	5.00	USD	7,030,420	7,159,311
Barclays Bank PLC	1/13/25	On Demand(1)	5.00	USD	273,340	277,440
Barclays Bank PLC	3/3/25	On Demand(1)	4.75	USD	15,525,000	15,643,809
JPMorgan Chase Bank, N.A.	4/9/25	On Demand(1)	3.65	NZD	314,530,040	187,204,471
JPMorgan Chase Bank, N.A.	4/11/25	On Demand(1)	3.65	NZD	3,873,241	2,304,386
JPMorgan Chase Bank, N.A.	4/22/25	On Demand(1)	3.65	NZD	15,416,965	9,164,086
Total						$243,011,017
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $233,208,000 and 4.74%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2025.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Bank of America	$41,479,773	$ —	$(40,710,546)	$ —	$769,227
Barclays Bank PLC	127,449,634	(44,338,074)	(83,111,560)	—	—
Citibank, N.A.	16,313,211	—	(15,492,700)	—	820,511
Nomura International PLC	131,290,003	—	(121,839,689)	—	9,450,314
	$316,532,621	$(44,338,074)	$(261,154,495)	$ —	$11,040,052

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$(44,338,074)	$44,338,074	$ —	$ —	$ —
JPMorgan Chase Bank, N.A.	(198,672,943)	—	198,672,943	—	—
	$(243,011,017)	$44,338,074	$198,672,943	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $77,408,033, which represents 1.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$67,554,521	$1,599,739,170	$(1,589,885,658)	$ —	$ —	$77,408,033	$3,126,962	77,408,033

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 41,169,738	$ —	$ 41,169,738
Common Stocks	23,311,614	313,586,670*	—	336,898,284
Convertible Bonds	—	100,621	—	100,621
Foreign Corporate Bonds	—	247,481,412	—	247,481,412
Insurance Linked Securities	—	—	70,341,987	70,341,987
Loan Participation Notes	—	—	25,006,747	25,006,747
Senior Floating-Rate Loans	—	10,414,221	—	10,414,221
Sovereign Government Bonds	—	2,733,259,667	—	2,733,259,667
Sovereign Loans	—	116,103,910	—	116,103,910
U.S. Government Guaranteed Small Business Administration Loans	—	4,245,871	—	4,245,871
Short-Term Investments:
Affiliated Fund	77,408,033	—	—	77,408,033
Repurchase Agreements	—	316,532,621	—	316,532,621
Sovereign Government Securities	—	50,081,372	—	50,081,372
U.S. Treasury Obligations	—	90,403,044	—	90,403,044
Purchased Currency Options	—	2,379,108	—	2,379,108
Purchased Call Options	2,635,160	—	—	2,635,160
Total Investments	$ 103,354,807	$3,925,758,255	$95,348,734	$4,124,461,796
Forward Foreign Currency Exchange Contracts	$ —	$ 112,483,594	$ —	$ 112,483,594
Forward Volatility Agreements	—	95,366	—	95,366
Futures Contracts	7,438,500	—	—	7,438,500
Swap Contracts	—	38,882,264	—	38,882,264
Total	$ 110,793,307	$4,077,219,479	$95,348,734	$4,283,361,520
Liability Description
Securities Sold Short	$(172,401,978)	$ (257,602,111)	$ —	$ (430,004,089)
Written Currency Options	—	(2,952,594)	—	(2,952,594)
Forward Foreign Currency Exchange Contracts	—	(123,955,384)	—	(123,955,384)
Forward Volatility Agreements	—	(3,424)	—	(3,424)
Non-Deliverable Bond Forward Contracts	—	(603,167)	—	(603,167)
Futures Contracts	(25,858,151)	(1,979,116)	—	(27,837,267)

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (37,964,543)	$ —	$ (37,964,543)
Total	$(198,260,129)	$ (425,060,339)	$ —	$ (623,320,468)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$57,010,655	$38,362,690	$95,373,345
Realized gains (losses)	—	—	(1,134,109)	(1,134,109)
Change in net unrealized appreciation (depreciation)	—	(7,662,476)	140,913	(7,521,563)
Cost of purchases	—	34,000,000	—	34,000,000
Proceeds from sales, including return of capital	—	(13,006,192)	(12,790,590)	(25,796,782)
Accrued discount (premium)	—	—	427,843	427,843
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of April 30, 2025	$0	$70,341,987	$25,006,747	$95,348,734
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2025	$ —	$(6,177,274)	$(729,467)	$(6,906,741)
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2025:
Type of Investment	Fair Value as of April 30, 2025	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Insurance Linked Securities***	51,027,257	Adjusted Net Asset Value	Adjustment to Net Asset Value	N/A	Increase
Loan Participation Notes	25,006,747	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.06% - 6.05%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.57% based on relative principal amounts.
***	The Portfolio’s investments in Reinsurance Sidecars of $19,314,730 were primarily valued on the basis of broker quotations.

Global Macro Absolute Return Advantage Portfolio
April 30, 2025
Notes to Consolidated Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

EGRAX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025